JPMorgan Income Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.7%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	3,862	3,866
8.75%, 11/15/2030 (a)	4,050	4,346
7.25%, 7/1/2031 (a)	2,149	2,194
7.00%, 6/1/2032 (a) (b)	2,002	2,009
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	3,904	3,597
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,746	2,946
TransDigm, Inc.
6.38%, 3/1/2029 (a)	15,687	15,653
6.63%, 3/1/2032 (a)	3,532	3,543
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,374	1,418
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (c)	2,471	284
9.00%, 11/15/2026 (a) (c)	5,685	782
		40,638
Automobile Components — 1.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	3,420	3,320
7.00%, 4/15/2028 (a)	1,650	1,685
8.25%, 4/15/2031 (a)	3,200	3,333
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,333	3,204
5.88%, 6/1/2029 (a)	8,896	8,752
3.75%, 1/30/2031 (a)	8,712	7,549
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	858	853
6.88%, 7/1/2028	4,795	4,759
5.00%, 10/1/2029	8,360	7,611
Clarios Global LP
6.75%, 5/15/2025 (a)	5,750	5,750
6.25%, 5/15/2026 (a)	10,012	10,003
8.50%, 5/15/2027 (a)	6,715	6,758
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (d)	4,507	4,819
10.63% (PIK), 5/15/2027 (a) (d)	969	683
Dana, Inc.
5.38%, 11/15/2027	2,775	2,697
5.63%, 6/15/2028	2,777	2,687
4.25%, 9/1/2030	1,744	1,515
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,943
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,988	1,940
5.00%, 7/15/2029	10,196	9,377
5.25%, 4/30/2031	2,016	1,829
5.25%, 7/15/2031	2,360	2,134
Icahn Enterprises LP 6.25%, 5/15/2026	4,076	3,975

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (d)	4,960	4,798
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (a)	2,911	2,946
		106,920
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	943
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	4,345	4,636
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	9,900	9,699
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (f) (g) (h)	716	717
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (a) (h)	5,030	5,008
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (f) (g) (h)	9,905	9,774
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (f) (g) (h)	4,714	4,677
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (f) (g) (h)	83	83
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	6,831	5,740
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	12,226	11,947
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (h)	5,795	6,006
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	11,821	11,172
		69,459
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,554
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	5,258
		7,812
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	2,409
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,287
		7,696
Broadline Retail — 0.3%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	14,305	14,224
Nordstrom, Inc. 4.25%, 8/1/2031	2,530	2,234
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	8,088	6,478
9.75%, 10/1/2027 (a)	961	961
		23,897
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,418	2,985
6.38%, 6/15/2032 (a)	3,020	3,009
6.38%, 3/1/2034 (a)	2,185	2,142

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	12,700	12,722
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,915
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	376	368
4.88%, 12/15/2027 (a)	2,803	2,626
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,050	3,030
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,850	1,686
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	11,809	11,250
4.38%, 7/15/2030 (a)	6,414	5,724
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,140
5.25%, 1/15/2029 (a)	2,060	1,984
7.25%, 1/15/2031 (a)	1,247	1,286
		51,867
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,440	1,230
3.63%, 10/1/2031 (a)	982	781
Goldman Sachs Group, Inc. (The)
Series P, (3-MONTH CME TERM SOFR + 3.14%), 8.46%, 7/8/2024 (f) (g) (h)	5,070	5,045
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	6,225	6,485
		13,541
Chemicals — 1.2%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,742	10,368
3.38%, 2/15/2029 (a)	8,213	7,323
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	4,095
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,214
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,351	8,558
4.63%, 11/15/2029 (a)	2,107	1,797
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	8,441	7,681
Gates Global LLC 6.25%, 1/15/2026 (a)	950	949
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	4,320	4,362
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,005	2,114
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	15,310	14,666
8.50%, 11/15/2028 (a)	2,500	2,651
4.25%, 5/15/2029 (a)	2,720	2,386
9.00%, 2/15/2030 (a)	2,083	2,203
OCP SA (Morocco)
5.13%, 6/23/2051 (i)	2,500	1,853
7.50%, 5/2/2054 (a)	1,160	1,156
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,567

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,553
4.50%, 10/15/2029	10,937	9,840
4.00%, 4/1/2031	4,870	4,163
4.38%, 2/1/2032	1,190	1,015
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	1,212	989
5.13%, 4/1/2029 (a)	11,110	4,695
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	10,387	9,975
5.63%, 8/15/2029 (a)	2,981	2,743
		110,916
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	9,041
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,736	2,485
4.88%, 7/15/2032 (a)	5,796	5,231
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	147	147
4.63%, 6/1/2028 (a)	4,979	4,491
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	6,001	5,738
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,195	3,050
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,185
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	790	751
9.50%, 11/1/2027 (a)	4,200	4,203
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	4,379	4,275
5.13%, 12/15/2026 (a)	2,110	2,070
4.00%, 8/1/2028 (a)	4,628	4,232
4.75%, 6/15/2029 (a)	340	316
6.75%, 1/15/2031 (a)	1,605	1,637
Madison IAQ LLC
4.13%, 6/30/2028 (a)	13,196	12,228
5.88%, 6/30/2029 (a)	1,254	1,162
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,563	6,517
3.38%, 8/31/2027 (a)	7,569	6,945
Stericycle, Inc. 3.88%, 1/15/2029 (a)	7,595	6,896
		86,600
Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,505	2,059
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,259	11,834
8.25%, 3/1/2027 (a)	9,416	4,387

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — continued
4.75%, 9/1/2029 (a)	5,807	4,181
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,527
		24,988
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	2,779
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	2,950	2,202
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,558
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	1,066
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (i)	8,191	8,682
MasTec, Inc. 4.50%, 8/15/2028 (a)	4,354	4,109
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (i)	4,500	3,814
Pike Corp. 8.63%, 1/31/2031 (a)	1,058	1,114
		27,324
Consumer Finance — 0.9%
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,150	2,097
4.69%, 6/9/2025	16,998	16,815
3.38%, 11/13/2025	5,000	4,827
4.39%, 1/8/2026	5,510	5,382
6.95%, 6/10/2026	6,033	6,141
4.54%, 8/1/2026	5,460	5,310
4.27%, 1/9/2027	14,200	13,645
4.13%, 8/17/2027	10,009	9,492
2.90%, 2/10/2029	3,689	3,230
7.20%, 6/10/2030	1,516	1,587
OneMain Finance Corp.
7.13%, 3/15/2026	6,102	6,192
3.88%, 9/15/2028	6,360	5,657
		80,375
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	6,758	6,513
5.88%, 2/15/2028 (a)	8,467	8,320
3.50%, 3/15/2029 (a)	7,029	6,269
4.88%, 2/15/2030 (a)	1,952	1,826
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	119
8.00%, 5/1/2031	870	926
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	4,022	3,920
4.25%, 8/1/2029 (a)	3,411	3,100
Rite Aid Corp.
7.50%, 7/1/2025 (a) (c)	7,843	3,843
8.00%, 11/15/2026 (a) (c)	7,187	3,593
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	866

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,303	1,326
4.75%, 2/15/2029 (a)	1,995	1,873
4.63%, 6/1/2030 (a)	2,003	1,839
		44,341
Containers & Packaging — 1.0%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	6,380	5,425
5.25%, 8/15/2027 (a)	14,217	8,352
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,024
4.88%, 7/15/2026 (a)	7,076	6,958
5.63%, 7/15/2027 (a)	950	938
LABL, Inc. 6.75%, 7/15/2026 (a)	12,162	12,018
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	16,235	16,541
9.25%, 4/15/2027 (a)	6,239	6,213
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,925	3,897
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	17,830	16,641
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	970
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,364
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (j)	12,897	12,715
8.50%, 8/15/2027 (a) (j)	1,965	1,961
		96,017
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,170	2,192
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	550
3.38%, 8/15/2030	9,661	8,282
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,638	2,703
		11,535
Diversified REITs — 0.2%
VICI Properties LP
3.75%, 2/15/2027 (a)	12,996	12,304
4.63%, 12/1/2029 (a)	4,657	4,359
		16,663
Diversified Telecommunication Services — 2.1%
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,507	8,870
5.50%, 1/15/2028 (a)	3,500	2,451
5.13%, 1/15/2029 (a)	416	281
5.50%, 10/15/2029 (a)	7,300	4,897

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
CCO Holdings LLC
5.00%, 2/1/2028 (a)	6,674	6,162
5.38%, 6/1/2029 (a)	11,784	10,556
6.38%, 9/1/2029 (a)	10,941	10,240
4.75%, 3/1/2030 (a)	43,891	37,389
4.50%, 8/15/2030 (a)	39,028	32,429
4.25%, 2/1/2031 (a)	16,347	13,176
Embarq Corp. 8.00%, 6/1/2036	1,643	516
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	8,878	8,645
5.00%, 5/1/2028 (a)	9,422	8,800
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	12,599	11,851
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	8,904	5,333
11.00%, 11/15/2029 (a)	3,013	3,089
4.50%, 4/1/2030 (a)	9,630	5,465
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	361	228
4.00%, 2/15/2027 (a)	230	118
Series G, 6.88%, 1/15/2028	17	7
4.50%, 1/15/2029 (a)	6,475	1,926
4.13%, 4/15/2029 (a)	3,075	1,977
4.13%, 4/15/2030 (a)	11,832	7,566
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	81
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,937	2,696
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	623	552
6.38%, 11/15/2033 (a)	3,705	3,580
7.72%, 6/4/2038	1,033	946
7.72%, 6/4/2038 (a)	2,137	2,224
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,488
		194,539
Electric Utilities — 0.8%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,658
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,338
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (i)	6,800	6,766
8.45%, 8/10/2028 (i)	4,400	4,378
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	8,107
6.38%, 5/15/2043 (i)	690	604
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,255
5.75%, 1/15/2028	8,962	8,791
5.25%, 6/15/2029 (a)	1,104	1,053
3.63%, 2/15/2031 (a)	6,340	5,433
PG&E Corp. 5.00%, 7/1/2028	1,180	1,131

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,802	8,051
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (i)	1,000	972
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	531	522
5.63%, 2/15/2027 (a)	4,163	4,096
5.00%, 7/31/2027 (a)	12,046	11,650
4.38%, 5/1/2029 (a)	2,146	1,987
6.88%, 4/15/2032 (a)	2,406	2,422
		70,214
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 4/15/2028	4,935	5,010
6.30%, 2/15/2030	2,093	2,143
6.40%, 4/15/2033	2,931	3,017
Sensata Technologies BV 4.00%, 4/15/2029 (a)	11,287	10,253
		20,423
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	11,394	10,625
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,929	4,496
3.75%, 2/15/2031 (a)	1,165	1,005
		16,126
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	4,791	4,810
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,524	4,113
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,440	3,449
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	2,894	2,893
6.88%, 1/15/2029 (a)	975	966
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	175	174
Transocean, Inc.
8.25%, 5/15/2029 (a)	2,480	2,480
8.75%, 2/15/2030 (a)	1,251	1,305
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	2,257	2,277
		22,467
Entertainment — 0.4%
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,358	1,348
5.63%, 3/15/2026 (a)	3,148	3,103
6.50%, 5/15/2027 (a)	11,601	11,662
4.75%, 10/15/2027 (a)	13,787	13,062
3.75%, 1/15/2028 (a)	2,340	2,150

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	1,593	1,411
3.88%, 7/15/2030 (a)	3,410	3,014
		35,750
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	7,300	6,253
6.50%, 5/15/2032 (a)	5,642	5,694
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,500	2,386
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,422	4,771
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,140	1,060
3.63%, 3/1/2029 (a)	6,945	6,211
		26,375
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,505	2,253
4.38%, 1/31/2032 (a)	803	709
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (i)	1,700	1,774
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	2,425	2,369
5.50%, 12/15/2029 (a)	848	808
4.63%, 4/15/2030 (a)	10,215	9,276
4.50%, 9/15/2031 (a)	1,515	1,341
6.25%, 2/15/2032 (a)	6,844	6,803
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,918
		28,251
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	3,997	3,933
5.88%, 8/20/2026	3,093	2,991
5.75%, 5/20/2027	1,657	1,580
9.38%, 6/1/2028 (a)	2,363	2,422
		10,926
Ground Transportation — 0.6%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,526	2,425
4.75%, 4/1/2028 (a)	15,500	14,090
8.00%, 2/15/2031 (a)	1,850	1,825
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,393
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,650	1,281
5.00%, 12/1/2029 (a)	15,721	10,382
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 (c)	185	6

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.50%, 10/15/2024 (c)	5,875	191
7.13%, 8/1/2026 (c)	2,755	248
6.00%, 1/15/2028 (c)	1,450	130
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,430
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	8,930	9,095
4.50%, 8/15/2029 (a)	4,054	3,822
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,365
		51,683
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,664	9,094
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,000	4,464
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,433	10,406
6.25%, 4/1/2029 (a)	3,443	3,444
5.25%, 10/1/2029 (a)	9,482	8,938
		36,346
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,431
5.00%, 4/15/2029 (a)	165	156
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	10,549	10,568
5.63%, 3/15/2027 (a)	4,295	4,068
6.00%, 1/15/2029 (a)	6,176	5,530
5.25%, 5/15/2030 (a)	2,100	1,743
4.75%, 2/15/2031 (a)	4,300	3,395
10.88%, 1/15/2032 (a) (b)	2,208	2,281
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,040	1,828
3.75%, 2/15/2031 (a)	14,437	12,116
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,952
4.50%, 2/1/2028	7,534	7,117
4.75%, 2/1/2030	3,484	3,225
4.63%, 4/1/2031	5,032	4,548
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	7,610	6,716
Tenet Healthcare Corp.
6.25%, 2/1/2027	12,382	12,372
5.13%, 11/1/2027	24,674	24,042
4.63%, 6/15/2028	6,038	5,738
6.13%, 6/15/2030	4,249	4,212
6.75%, 5/15/2031 (a)	5,136	5,183
		119,221

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,763
5.00%, 5/15/2027 (a)	5,787	5,621
		7,384
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	14,971	14,356
4.50%, 2/15/2029 (a)	1,255	1,166
		15,522
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,315	1,222
4.00%, 10/15/2030 (a)	4,430	3,855
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,537
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,620	1,652
4.63%, 10/15/2029 (a)	4,213	3,806
7.00%, 2/15/2030 (a)	3,000	3,032
6.50%, 2/15/2032 (a)	3,138	3,103
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	3,926
4.00%, 8/1/2028 (a)	3,391	3,115
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	5,736	6,210
Cedar Fair LP 5.25%, 7/15/2029	4,065	3,829
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,932
5.75%, 5/1/2028 (a)	2,245	2,224
3.75%, 5/1/2029 (a)	5,594	5,069
International Game Technology plc 6.25%, 1/15/2027 (a)	3,245	3,250
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	17
4.50%, 6/15/2029 (a)	3,496	3,170
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	3,007
MGM Resorts International
5.75%, 6/15/2025	5,818	5,803
4.63%, 9/1/2026	3,974	3,855
5.50%, 4/15/2027	2,370	2,331
6.50%, 4/15/2032	1,600	1,564
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	487
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	4,657	4,901
9.25%, 1/15/2029 (a)	3,667	3,906
6.25%, 3/15/2032 (a)	2,727	2,715
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	12,192	11,954
6.63%, 5/1/2032 (a)	2,824	2,826

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,042	1,043
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,755	4,428
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (i)	1,000	946
5.00%, 1/15/2029 (i)	2,550	2,221
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	2,157	2,171
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	695	676
Wynn Macau Ltd. 5.63%, 8/26/2028 (i)	2,500	2,339
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	16,570	15,583
		128,705
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,129	7,073
Newell Brands, Inc.
4.88%, 6/1/2025	2,000	1,972
5.70%, 4/1/2026 (j)	13,400	13,231
6.87%, 4/1/2036 (j)	3,780	3,356
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,050	9,012
		34,644
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,550
4.13%, 10/15/2030	3,895	3,449
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	11,333	10,455
4.38%, 3/31/2029 (a)	6,037	5,367
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	7,976	7,972
3.88%, 3/15/2031 (a)	3,290	3,028
		38,821
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,072	5,010
4.63%, 2/1/2029 (a)	960	893
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (i)	4,620	4,646
		10,549
IT Services — 0.1%
Gartner, Inc. 4.50%, 7/1/2028 (a)	5,202	4,954
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,100	2,098
		7,052
Leisure Products — 0.2%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,975	3,961
Mattel, Inc. 5.88%, 12/15/2027 (a)	5,345	5,325
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	5,291	5,199
		14,485

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	6,932	7,140
Esab Corp. 6.25%, 4/15/2029 (a)	2,590	2,596
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,442
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,628	3,500
		16,678
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,556	3,327
6.75%, 6/1/2034 (i)	2,419	2,263
		5,590
Media — 3.3%
Audacy Capital Corp. 6.50%, 5/1/2027 (a) (c)	3,678	138
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,662	17,630
7.75%, 4/15/2028 (a)	9,274	7,999
9.00%, 9/15/2028 (a)	2,302	2,396
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,100	2,177
6.50%, 2/1/2029 (a)	20,576	13,922
5.75%, 1/15/2030 (a)	5,700	2,463
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,728	11,952
DISH DBS Corp.
5.88%, 11/15/2024	55,405	52,759
7.75%, 7/1/2026	19,231	12,229
5.25%, 12/1/2026 (a)	6,035	4,806
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,636	12,678
GCI LLC 4.75%, 10/15/2028 (a)	7,571	6,873
Gray Television, Inc.
7.00%, 5/15/2027 (a)	3,999	3,529
10.50%, 7/15/2029 (a)	7,066	7,019
4.75%, 10/15/2030 (a)	7,460	4,244
5.38%, 11/15/2031 (a)	4,388	2,437
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,821	5,220
8.38%, 5/1/2027	4,104	1,483
5.25%, 8/15/2027 (a)	13,408	7,407
Lamar Media Corp. 4.88%, 1/15/2029	2,131	2,030
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,286
News Corp. 3.88%, 5/15/2029 (a)	7,242	6,571
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,163	12,424
4.75%, 11/1/2028 (a)	9,646	8,508
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	4,278	4,108
4.25%, 1/15/2029 (a)	2,700	2,438
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (h)	524	457

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,220	2,068
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,549
4.13%, 12/1/2030 (a)	5,070	3,438
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	11,000	10,446
4.00%, 7/15/2028 (a)	6,725	6,020
5.50%, 7/1/2029 (a)	21,344	19,823
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,110	5,593
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	3,111
Sunrise HoldCo IV BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,788
TEGNA, Inc. 5.00%, 9/15/2029	7,917	6,957
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,264
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	12,169	11,985
7.38%, 6/30/2030 (a)	1,520	1,440
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	190
5.13%, 4/15/2027 (a)	9,307	9,099
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,475
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,031
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,451
		310,911
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,845
6.13%, 5/15/2028 (a)	3,490	3,483
7.13%, 3/15/2031 (a)	4,924	5,036
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (j)	200	217
ATI, Inc. 5.88%, 12/1/2027	3,085	3,029
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,940
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,900	3,864
4.88%, 3/1/2031 (a)	3,725	3,257
Constellium SE
5.88%, 2/15/2026 (a)	588	584
5.88%, 2/15/2026 (i)	1,128	1,120
5.63%, 6/15/2028 (a)	700	680
3.75%, 4/15/2029 (a)	1,000	899
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (i)	4,300	4,140
Novelis Corp.
4.75%, 1/30/2030 (a)	5,810	5,368
3.88%, 8/15/2031 (a)	2,425	2,076
		40,538

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,987
Series QIB, 4.50%, 9/1/2026 (a)	14,500	13,219
Series QIB, 4.50%, 3/15/2027 (a)	20,000	17,696
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,564
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	18,531
		73,997
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (i)	2,800	2,401
Oil, Gas & Consumable Fuels — 3.9%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (i)	1,901	1,849
5.75%, 6/15/2033 (a)	3,974	3,139
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	4,269	4,220
5.75%, 1/15/2028 (a)	1,749	1,711
5.38%, 6/15/2029 (a)	7,849	7,523
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,855
7.63%, 2/1/2029 (a)	4,174	4,300
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	500	500
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (i)	2,200	2,235
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	5,560	5,798
7.38%, 3/15/2032 (a)	2,000	2,023
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	1,710	1,728
7.25%, 7/15/2032 (a)	1,190	1,212
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (f) (g) (h)	2,626	2,568
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,001	1,963
3.95%, 12/1/2026	3,000	2,854
4.50%, 3/1/2028 (a)	6,537	6,109
California Resources Corp. 7.13%, 2/1/2026 (a)	7,034	7,070
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	1,900	1,879
6.75%, 4/15/2029 (a)	14,392	14,430
Chord Energy Corp. 6.38%, 6/1/2026 (a)	5,451	5,442
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	3,635	3,815
8.63%, 11/1/2030 (a)	5,173	5,533
8.75%, 7/1/2031 (a)	4,482	4,785
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	5,590	5,692
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	9,586	9,272

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.88%, 1/15/2030 (a)	3,680	3,392
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,272	8,758
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,434	4,969
4.38%, 6/15/2031 (a)	4,850	4,356
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,582
8.88%, 1/13/2033	2,525	2,585
8.38%, 1/19/2036	974	948
5.88%, 5/28/2045	3,645	2,601
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	8,656	8,825
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (i)	2,711	2,572
Energy Transfer LP
5.75%, 4/1/2025	4,949	4,946
5.63%, 5/1/2027 (a)	4,140	4,127
5.35%, 5/15/2045	740	663
5.30%, 4/15/2047	430	379
EnLink Midstream Partners LP 4.15%, 6/1/2025	1,801	1,770
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,348	2,347
6.50%, 7/1/2027 (a)	1,675	1,689
5.50%, 7/15/2028	3,200	3,138
4.75%, 1/15/2031 (a)	7,248	6,656
Genesis Energy LP
8.00%, 1/15/2027	4,228	4,309
7.75%, 2/1/2028	2,630	2,642
8.25%, 1/15/2029	997	1,021
7.88%, 5/15/2032	1,537	1,540
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (i)	2,013	1,989
Gulfport Energy Corp.
8.00%, 5/17/2026	131	132
8.00%, 5/17/2026 (a)	5,245	5,317
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	7,775	7,726
5.13%, 6/15/2028 (a)	3,545	3,415
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	898	899
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,273	3,190
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (i)	490	480
6.50%, 6/30/2027 (i)	5,000	4,744
6.75%, 6/30/2030 (i)	1,553	1,417
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (i)	3,086	3,018
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,553	2,599
8.38%, 2/15/2032 (a)	2,551	2,598
NuStar Logistics LP
5.75%, 10/1/2025	1,837	1,826

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.63%, 4/28/2027	5,652	5,567
6.38%, 10/1/2030	2,034	2,028
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	5,717	5,767
5.88%, 7/1/2029 (a)	2,000	1,960
9.88%, 7/15/2031 (a)	4,850	5,366
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	14,000	11,830
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	3,110	1,850
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	3,300	3,219
5.35%, 2/12/2028	10,300	9,084
5.95%, 1/28/2031	14,950	12,101
10.00%, 2/7/2033	2,005	2,019
6.38%, 1/23/2045	5,548	3,641
6.95%, 1/28/2060	10,150	6,764
Range Resources Corp.
8.25%, 1/15/2029	6,975	7,247
4.75%, 2/15/2030 (a)	1,000	928
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,000	2,916
SM Energy Co.
5.63%, 6/1/2025	800	797
6.75%, 9/15/2026	2,539	2,535
6.63%, 1/15/2027	4,833	4,805
Southwestern Energy Co.
5.70%, 1/23/2025 (j)	570	567
8.38%, 9/15/2028	285	294
5.38%, 3/15/2030	5,996	5,768
4.75%, 2/1/2032	1,124	1,019
Sunoco LP
6.00%, 4/15/2027	1,220	1,209
7.00%, 5/1/2029 (a)	1,430	1,460
4.50%, 5/15/2029	3,514	3,225
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	2,685	2,629
5.50%, 1/15/2028 (a)	2,224	2,121
6.00%, 12/31/2030 (a)	1,720	1,621
6.00%, 9/1/2031 (a)	2,255	2,112
Targa Resources Partners LP
6.50%, 7/15/2027	4,573	4,601
6.88%, 1/15/2029	2,240	2,303
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,096
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,048	7,203
9.50%, 2/1/2029 (a)	2,115	2,294
9.88%, 2/1/2032 (a)	2,115	2,268
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	1,809	1,837
		360,721

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	13,784	13,654
5.75%, 4/20/2029 (a)	7,390	7,147
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,382	1,383
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,822	4,646
4.63%, 4/15/2029 (a)	1,273	1,177
		28,007
Personal Care Products — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	989	974
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,250	12,881
4.13%, 4/1/2029 (a)	2,933	2,670
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,133	3,982
3.75%, 4/1/2031 (a)	2,935	2,517
		23,024
Pharmaceuticals — 0.9%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	19,477	18,147
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	14,930	14,080
5.75%, 8/15/2027 (a)	11,808	9,328
5.00%, 2/15/2029 (a)	20,402	10,507
5.25%, 1/30/2030 (a)	2,020	1,025
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	880	861
3.13%, 2/15/2029 (a)	2,760	2,633
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (j)	7,962	8,028
Endo DAC 0.00%, 7/31/2027 ‡	135	4
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	1,171	1,200
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡	700	—
GCB144A ENDO (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	5,016	5,459
Organon & Co.
4.13%, 4/30/2028 (a)	11,132	10,283
5.13%, 4/30/2031 (a)	8,250	7,291
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (c)	7,330	—
		88,846
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	2,167	1,487
5.25%, 4/15/2030 (a)	690	450
		1,937
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,219

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc.
4.38%, 4/15/2028 (a)	3,988	3,731
4.75%, 4/15/2029 (a)	5,470	5,190
3.63%, 5/1/2029 (a)	781	694
5.95%, 6/15/2030 (a)	6,260	6,162
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,981	10,027
		31,023
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	599
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,250	3,856
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,739	5,256
4.88%, 7/1/2029 (a)	5,863	5,347
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,394	6,919
5.13%, 4/15/2029 (a)	5,377	4,993
5.25%, 10/1/2030 (a)	1,961	1,779
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,625	2,747
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,640	15,317
		46,813
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,188	4,032
5.00%, 7/15/2028 (a)	3,567	3,384
		7,416
Specialty Retail — 1.1%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,455	4,208
4.63%, 11/15/2029 (a)	3,086	2,839
4.75%, 3/1/2030	2,882	2,643
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	873
5.25%, 2/1/2028	57	56
7.50%, 6/15/2029	3,289	3,377
6.75%, 7/1/2036	4,560	4,538
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,115	1,830
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,162	8,160
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,701
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,715	15,523
7.75%, 2/15/2029 (a)	8,297	7,943
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	6,597	5,927
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	9,901	9,844
6.13%, 7/1/2029 (a)	845	858
6.00%, 12/1/2029 (a)	2,565	2,603

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	11,113	11,111
10.75%, 4/15/2027 (a)	3,244	2,888
10.75%, 9/1/2029 (a) (b)	10,450	10,112
		101,034
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	3,950
3.13%, 7/15/2029	5,160	4,419
8.25%, 12/15/2029 (a)	3,120	3,338
8.50%, 7/15/2031 (a)	677	722
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	3,750	3,295
8.88%, 11/30/2029 (a)	2,735	2,649
		18,373
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,266
Trading Companies & Distributors — 0.6%
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	7,695	7,939
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,788	8,580
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,898	16,659
United Rentals North America, Inc. 4.88%, 1/15/2028	5,000	4,813
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,929	8,925
7.25%, 6/15/2028 (a)	5,881	5,991
6.38%, 3/15/2029 (a)	4,649	4,666
6.63%, 3/15/2032 (a)	2,735	2,748
		60,321
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (i)	4,328	4,278
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,038	3,344
6.00%, 2/15/2028 (a)	2,265	705
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,092	2,482
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (i)	3,240	3,074
6.25%, 3/25/2029 (a)	900	874
Sprint LLC 7.13%, 6/15/2024	6,000	6,001
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,798
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (h)	3,300	3,400
		21,678
Total Corporate Bonds (Cost $3,146,437)		2,958,059

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 28.9%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (k)	600	459
Acrc 5.25%, 11/15/2026 ‡ (a)	32,667	29,361
Areit Frn 2.75%, 8/17/2026 ‡ (a) (k)	29,000	28,275
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	6,522
Series 2019-BN16, Class F, 3.68%, 2/15/2052 (a) (k)	3,000	1,391
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	2,123
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,749
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	4,588
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,316
Series 2019-BN23, Class XA, IO, 0.68%, 12/15/2052 (k)	38,439	1,177
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	3,430
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	2,225
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (k)	5,231	3,599
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (k)	4,145	2,658
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,324
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (k)	1,000	787
Series 2017-BNK5, Class C, 4.19%, 6/15/2060 (k)	2,050	1,865
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,445
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (k)	132,263	482
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	1,924
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	452
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	1,180
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	749
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,299
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,356
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	956
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (k)	49,354	1,686
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	4,584
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,886
Series 2019-BN24, Class XA, IO, 0.63%, 11/15/2062 (k)	98,715	2,953
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	2,973
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	5,082
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	2,554
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	2,278
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	3,085
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	2,441
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	2,269
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	5,908
Series 2021-BN35, Class XB, IO, 0.59%, 6/15/2064 (k)	40,000	1,435
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (k)	5,300	3,089
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (k)	26,446	26,999
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,634	20,071
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	6,900
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	5,912
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.95%, 3/15/2037 (a) (k)	6,000	4,610

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (k)	1,000	748
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (k)	30,040	1,753
Series 2021-C11, Class XA, IO, 1.37%, 9/15/2054 (k)	159,960	10,454
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (k)	7,100	7,836
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (k)	15,110	15,790
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,075
Series 2018-B1, Class C, 4.18%, 1/15/2051 (k)	1,000	806
Series 2018-B2, Class XA, IO, 0.45%, 2/15/2051 (k)	36,307	424
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	1,909
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (k)	6,000	2,611
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	1,169
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	4,359
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,348
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (k)	278	286
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,188
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,572
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,339
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (k)	18,395	18,395
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (k)	28,900	30,308
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (a)	5,000	3,434
Series 2019-FRR1, Class 1A1, 7.94%, 5/25/2052 (a) (k)	2,935	2,935
Series 2019-FRR1, Class 1A5, 9.64%, 5/25/2052 (a) (k)	1,622	1,607
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 ‡ (a)	22,815	21,369
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (a)	10,499	7,561
BMO Mortgage Trust
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,356
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (k)	39,786	41,152
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (k)	27,530	29,242
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,496
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	18,700
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (k)	8,500	8,872
BX
Series 2021-MFM1, Class E, 7.68%, 1/15/2034 (a) (k)	2,490	2,459
Series 2021-MFM1, Class F, 8.43%, 1/15/2034 (a) (k)	1,533	1,509
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 6.76%, 2/15/2039 (a) (k)	8,970	8,984
Series 2024-MF, Class B, 7.01%, 2/15/2039 (a) (k)	3,640	3,634
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (k)	62,741	2,869
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,578
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,400	9,591
Series 2021-FRR1, Class CK45, 1.33%, 2/28/2025 (a) (k)	12,500	11,739
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	7,026
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	17,229
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	5,677

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	2,078
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	4,496
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	5,325
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	8,343
Series 2021-FRR1, Class BK58, 2.43%, 9/29/2029 (a) (k)	11,000	9,467
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (k)	3,000	2,118
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	262
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,550	1,227
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	203
Series 2017-CD6, Class C, 4.23%, 11/13/2050 (k)	914	785
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (k)	1,629	1,178
Series 2019-CD8, Class XB, IO, 0.70%, 8/15/2057 (a) (k)	78,512	2,416
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,910	1,013
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	900
Series 2016-C6, Class C, 4.17%, 11/10/2049 (k)	800	693
Series 2016-C6, Class D, 4.17%, 11/10/2049 (a) (k)	1,900	1,358
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	3,268
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (k)	809	399
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.94%, 9/10/2045 (a) (k)	1,875	1,303
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,813
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	4,500	3,990
Series 2015-GC31, Class D, 4.03%, 6/10/2048 (k)	3,800	2,265
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	2,007
Series 2016-P4, Class C, 3.94%, 7/10/2049 (k)	3,624	3,011
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (k)	1,500	1,296
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	4,114
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,495
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,557
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,491
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,850
Series 2015-GC33, Class E, 4.57%, 9/10/2058 (a) (k)	4,330	1,969
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (k)	1,630	1,565
Series 2020-CBM, Class E, 3.63%, 2/10/2037 (a) (k)	2,670	2,551
Series 2020-CBM, Class F, 3.63%, 2/10/2037 (a) (k)	17,870	16,892
Series 2013-CR8, Class D, 3.54%, 6/10/2046 (a) (k)	750	714
Series 2013-CR13, Class E, 4.95%, 11/10/2046 (a) (k)	1,500	473
Series 2014-CR14, Class C, 3.71%, 2/10/2047 (k)	1,000	911
Series 2014-UBS2, Class D, 4.83%, 3/10/2047 (a) (k)	3,210	2,553
Series 2014-LC15, Class D, 4.80%, 4/10/2047 (a) (k)	2,482	2,296
Series 2014-CR19, Class E, 4.14%, 8/10/2047 (a) (k)	6,000	5,054
Series 2014-CR19, Class D, 4.64%, 8/10/2047 (a) (k)	2,500	2,235
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,370
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	20,708	18,709

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-CR21, Class D, 3.91%, 12/10/2047 (a) (k)	1,735	1,592
Series 2015-CR22, Class D, 4.07%, 3/10/2048 (a) (k)	4,174	3,506
Series 2015-CR23, Class D, 4.29%, 5/10/2048 (k)	1,490	1,344
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	2,337
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (k)	4,200	3,777
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (k)	1,458	1,275
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (k)	1,000	899
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (a) (k)	2,072	1,824
Series 2015-LC23, Class D, 3.54%, 10/10/2048 (a) (k)	2,000	1,815
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (a) (k)	3,500	2,955
Series 2016-CR28, Class E, 4.11%, 2/10/2049 (a) (k)	3,588	2,730
Series 2016-DC2, Class C, 4.66%, 2/10/2049 (k)	2,500	2,362
Series 2016-COR1, Class XB, IO, 0.43%, 10/10/2049 (a) (k)	27,554	226
Series 2016-COR1, Class C, 4.32%, 10/10/2049 (k)	1,000	856
Series 2013-CR11, Class D, 4.46%, 8/10/2050 (a) (k)	2,862	2,642
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (k)	3,250	1,884
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	4,937
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.55%, 11/15/2048 (k)	3,298	2,887
Series 2016-C5, Class D, 3.64%, 11/15/2048 (a) (k)	2,750	2,370
Series 2018-CX11, Class C, 4.82%, 4/15/2051 (k)	6,734	5,989
Series 2019-C16, Class C, 4.24%, 6/15/2052 (k)	5,500	4,614
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	3,579
Series 2019-C18, Class XB, IO, 0.16%, 12/15/2052 (k)	61,932	489
Series 2019-C18, Class XA, IO, 1.00%, 12/15/2052 (k)	46,756	1,825
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	3,158
Series 2015-C2, Class B, 4.21%, 6/15/2057 (k)	9,468	8,935
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	9,442
DBGS Mortgage Trust Series 2018-C1, Class D, 2.90%, 10/15/2051 (a) (k)	1,000	644
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (a) (k)	2,950	1,602
Series 2016-C3, Class E, 4.23%, 8/10/2049 (a) (k)	1,250	573
Series 2017-C6, Class D, 3.18%, 6/10/2050 (a) (k)	1,800	1,327
ELM Trust Series 2024-ELM, Class C10, 1.00%, 6/10/2027 ‡ (a) (b) (k)	12,915	12,910
FHLMC
Series K-153, Class X1, IO, 0.44%, 12/25/2032 (k)	21,998	731
Series 2023-MN7, Class M1, 8.92%, 9/25/2043 (a) (k)	4,135	4,216
Series 2023-MN7, Class B1, 14.17%, 9/25/2043 (a) (k)	6,000	6,428
Series 2024-MN8, Class M1, 8.17%, 5/25/2044 (a) (k)	4,950	4,974
Series 2024-MN8, Class M2, 9.57%, 5/25/2044 (a) (k)	6,525	6,589
Series 2024-MN8, Class B1, 12.67%, 5/25/2044 (a) (k)	3,300	3,347
FHLMC Multiclass Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (k)	15,063	916
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	3,006
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	31,381	4,421
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (k)	40,000	2,844
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (k)	186,283	41,891
Series 2021-P011, Class X1, IO, 1.78%, 9/25/2045 (k)	9,730	1,113

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (k)	55,689	6,443
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.67%, 7/25/2041 (a) (k)	14,070	13,093
Series 2021-MN2, Class B1, 10.82%, 7/25/2041 (a) (k)	2,000	1,669
Series 2021-MN1, Class M1, 7.32%, 1/25/2051 (a) (k)	650	639
Series 2021-MN1, Class M2, 9.07%, 1/25/2051 (a) (k)	14,640	14,705
Series 2021-MN1, Class B1, 13.07%, 1/25/2051 (a) (k)	2,100	2,284
Series 2021-MN3, Class M2, 9.32%, 11/25/2051 (a) (k)	18,800	18,931
Series 2021-MN3, Class B1, 12.17%, 11/25/2051 (a) (k)	3,500	3,392
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.33%, 10/25/2024 (k)	13,184	7
Series KC03, Class X1, IO, 0.47%, 11/25/2024 (k)	87,528	171
Series K731, Class X3, IO, 2.83%, 5/25/2025 (k)	11,529	174
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (k)	36,446	236
Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	30,250	1,094
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)	46,809	668
Series K064, Class X3, IO, 2.14%, 5/25/2027 (k)	18,830	957
Series KC05, Class X1, IO, 1.22%, 6/25/2027 (k)	97,869	2,361
Series K740, Class X1, IO, 0.74%, 9/25/2027 (k)	115,221	2,337
Series K742, Class X1, IO, 0.77%, 3/25/2028 (k)	28,793	556
Series K742, Class X3, IO, 2.59%, 4/25/2028 (k)	16,000	1,389
Series K075, Class X3, IO, 2.13%, 5/25/2028 (k)	5,471	373
Series K080, Class X1, IO, 0.12%, 7/25/2028 (k)	141,013	814
Series K086, Class X1, IO, 0.24%, 11/25/2028 (k)	78,630	797
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	19,450	1,675
Series K091, Class X1, IO, 0.56%, 3/25/2029 (k)	8,997	209
Series K096, Class X3, IO, 2.04%, 7/25/2029 (k)	48,669	4,118
Series K100, Class X1, IO, 0.65%, 9/25/2029 (k)	232,559	6,632
Series K101, Class X3, IO, 1.89%, 10/25/2029 (k)	81,000	6,936
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	147,080	14,199
Series K119, Class X1, IO, 0.93%, 9/25/2030 (k)	34,629	1,571
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (k)	17,689	904
Series K129, Class X3, IO, 3.16%, 5/25/2031 (k)	26,500	4,531
Series K131, Class X1, IO, 0.73%, 7/25/2031 (k)	18,915	786
Series K131, Class X3, IO, 2.95%, 9/25/2031 (k)	19,369	3,118
Series K159, Class X1, IO, 0.12%, 11/25/2033 (k)	52,416	519
Series KX04, Class XFX, IO, 1.67%, 1/25/2034 (k)	75,424	3,933
Series K-1512, Class X3, IO, 3.16%, 10/25/2034 (k)	7,134	1,630
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (k)	19,827	2,148
Series Q012, Class X, IO, 4.07%, 9/25/2035 (k)	30,576	5,043
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (k)	17,899	1,436
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (k)	12,475	2,643
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (k)	6,000	1,642
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (k)	2,500	652
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (k)	10,834	2,909
Series K044, Class X3, IO, 1.50%, 1/25/2043 (k)	73,508	636
Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	91,000	5,458
Series K727, Class X3, IO, 2.01%, 10/25/2044 (k)	15,000	24

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K070, Class X3, IO, 2.04%, 12/25/2044 (k)	42,245	2,510
Series K724, Class X3, IO, 3.55%, 12/25/2044 (k)	359	—
Series K730, Class X3, IO, 2.03%, 2/25/2045 (k)	27,176	340
Series K065, Class X3, IO, 2.19%, 7/25/2045 (k)	13,000	768
Series K066, Class X3, IO, 2.16%, 8/25/2045 (k)	25,000	1,516
Series K728, Class X3, IO, 1.99%, 11/25/2045 (k)	5,013	25
Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	20,640	1,383
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	132,506	12,055
Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	89,384	7,690
Series K091, Class X3, IO, 2.28%, 4/25/2046 (k)	81,933	7,840
Series K078, Class X3, IO, 2.21%, 6/25/2046 (k)	2,680	203
Series K079, Class X3, IO, 2.26%, 7/25/2046 (k)	9,000	697
Series K097, Class X3, IO, 2.02%, 9/25/2046 (k)	93,876	8,225
Series K081, Class X3, IO, 2.24%, 9/25/2046 (k)	29,425	2,417
Series K082, Class X3, IO, 2.21%, 10/25/2046 (k)	49,000	4,146
Series K083, Class X3, IO, 2.29%, 11/25/2046 (k)	15,000	1,301
Series K103, Class X3, IO, 1.85%, 12/25/2046 (k)	80,100	6,573
Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	69,791	5,878
Series K104, Class X3, IO, 1.90%, 2/25/2047 (k)	45,985	4,002
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	94,987	8,767
Series K735, Class X3, IO, 2.15%, 5/25/2047 (k)	40,000	1,553
Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	136,528	12,246
Series K092, Class X3, IO, 2.25%, 5/25/2047 (k)	103,000	9,648
Series K094, Class X3, IO, 2.12%, 7/25/2047 (k)	35,331	3,154
Series K095, Class X3, IO, 2.10%, 8/25/2047 (k)	91,253	8,232
Series K736, Class X3, IO, 2.01%, 9/25/2047 (k)	89,230	3,514
Series K116, Class X3, IO, 3.02%, 9/25/2047 (k)	23,000	3,372
Series K099, Class X3, IO, 1.95%, 10/25/2047 (k)	49,100	4,109
Series K098, Class X3, IO, 2.00%, 10/25/2047 (k)	145,702	12,154
Series K740, Class X3, IO, 2.48%, 11/25/2047 (k)	21,423	1,474
Series K737, Class X3, IO, 1.77%, 1/25/2048 (k)	74,853	2,971
Series K106, Class X3, IO, 1.91%, 3/25/2048 (k)	100,622	8,689
Series K105, Class X3, IO, 1.92%, 3/25/2048 (k)	118,746	10,909
Series K111, Class X3, IO, 3.18%, 4/25/2048 (k)	52,234	8,012
Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	63,492	10,128
Series K738, Class X3, IO, 3.31%, 5/25/2048 (k)	71,537	5,477
Series K109, Class X3, IO, 3.38%, 5/25/2048 (k)	13,770	2,220
Series K110, Class X3, IO, 3.40%, 6/25/2048 (k)	28,200	4,451
Series K112, Class X3, IO, 3.00%, 7/25/2048 (k)	47,630	6,950
Series K114, Class X3, IO, 2.74%, 8/25/2048 (k)	10,750	1,398
Series K117, Class X3, IO, 2.87%, 10/25/2048 (k)	36,500	5,152
Series K120, Class X3, IO, 2.74%, 11/25/2048 (k)	38,372	5,224
Series K121, Class X3, IO, 2.77%, 11/25/2048 (k)	52,192	7,358
Series K739, Class X3, IO, 2.80%, 11/25/2048 (k)	39,675	3,000
Series K122, Class X3, IO, 2.63%, 1/25/2049 (k)	36,631	4,823
Series K126, Class X3, IO, 2.63%, 1/25/2049 (k)	39,727	5,520
Series K127, Class X3, IO, 2.65%, 3/25/2049 (k)	8,066	1,108
Series K743, Class X3, IO, 2.95%, 6/25/2049 (k)	5,000	482

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K147, Class X3, IO, 3.80%, 6/25/2050 (k)	15,000	3,407
Series K148, Class X3, IO, 4.15%, 8/25/2054 (k)	18,414	4,669
Series Q014, Class X, IO, 2.78%, 10/25/2055 (k)	5,335	807
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.68%, 2/10/2056 (k)	50,950	1,106
FNMA ACES
Series 2015-M1, Class X2, IO, 0.50%, 9/25/2024 (k)	17,956	11
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (k)	65,420	23
Series 2019-M28, Class XAV3, IO, 1.10%, 2/25/2027 (k)	26,108	356
Series 2017-M8, Class X, IO, 0.09%, 5/25/2027 (k)	41,582	104
Series 2020-M10, Class X7, IO, 1.66%, 11/25/2027 (k)	29,706	1,218
Series 2020-M26, Class X3, IO, 1.73%, 1/25/2028 (k)	21,054	729
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (k)	13,368	296
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (k)	73,296	2,188
Series 2020-M33, Class X, IO, 2.00%, 6/25/2028 (k)	29,022	1,212
Series 2019-M30, Class X4, IO, 1.10%, 8/25/2028 (k)	19,957	255
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (k)	18,059	759
Series 2019-M31, Class X, IO, 1.30%, 9/25/2028 (k)	30,269	1,256
Series 2019-M30, Class X1, IO, 0.27%, 11/25/2028 (k)	84,031	710
Series 2020-M10, Class X3, IO, 1.30%, 11/25/2028 (k)	61,426	2,383
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (k)	54,013	2,311
Series 2019-M12, Class X, IO, 0.56%, 6/25/2029 (k)	142,641	2,164
Series 2019-M19, Class X2, IO, 0.63%, 9/25/2029 (k)	86,219	2,203
Series 2019-M32, Class X2, IO, 1.10%, 10/25/2029 (k)	28,303	1,242
Series 2019-M30, Class X2, IO, 0.03%, 12/25/2029 (k)	99,854	261
Series 2020-M3, Class X1, IO, 0.35%, 2/25/2030 (k)	16,344	227
Series 2019-M28, Class XA2, IO, 0.41%, 2/25/2030 (k)	17,252	275
Series 2019-M28, Class XA3, IO, 0.79%, 2/25/2030 (k)	30,811	925
Series 2020-M6, Class XD, IO, 1.05%, 2/25/2030 (k)	6,996	139
Series 2020-M19, Class X1, IO, 0.43%, 5/25/2030 (k)	29,265	540
Series 2020-M7, Class X, IO, 1.02%, 7/25/2030 (k)	30,770	1,239
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (k)	105,114	7,340
Series 2021-M16, Class X, IO, 0.69%, 1/1/2031 (k)	116,791	2,263
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (k)	68,894	3,297
Series 2020-M22, Class X, IO, 0.87%, 3/25/2031 (k)	73,240	2,558
Series 2020-M39, Class X2, IO, 1.55%, 8/25/2031 (k)	41,613	2,308
Series 2022-M2, Class X2, IO, 0.21%, 1/25/2032 (k)	66,027	802
Series 2020-M21, Class XA, IO, 1.03%, 3/25/2032 (k)	67,562	3,838
Series 2020-M26, Class X1, IO, 0.50%, 4/25/2032 (k)	21,148	486
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (k)	91,093	3,993
Series 2020-M47, Class X1, IO, 0.61%, 10/25/2032 (k)	59,918	1,113
Series 2020-M31, Class X1, IO, 0.85%, 10/25/2032 (k)	92,383	2,045
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (k)	3,000	2,893
Series 2019-M30, Class X5, IO, 0.35%, 5/25/2033 (k)	116,892	1,834
Series 2019-M31, Class X1, IO, 1.05%, 4/25/2034 (k)	39,493	2,500
Series 2018-M15, Class X, IO, 0.65%, 1/25/2036 (k)	7,116	191
Series 2020-M6, Class XL, IO, 1.07%, 11/25/2049 (k)	31,351	1,783
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.94%, 9/25/2024 (a) (k)	172	171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-KF41, Class B, 7.94%, 11/25/2024 (a) (k)	125	91
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (k)	7,208	6,937
Series 2018-KF49, Class B, 7.34%, 6/25/2025 (a) (k)	222	217
Series 2018-KC02, Class B, 4.10%, 7/25/2025 (a) (k)	2,520	2,414
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (k)	15,000	14,159
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (k)	11,000	10,124
Series 2018-KF53, Class B, 7.49%, 10/25/2025 (k)	492	480
Series 2018-KSL1, Class C, 3.86%, 11/25/2025 ‡ (a) (k)	15,000	14,461
Series 2018-KBX1, Class C, 3.61%, 1/25/2026 (a) (k)	7,500	6,547
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (k)	7,000	6,678
Series 2019-KF58, Class B, 7.59%, 1/25/2026 (a) (k)	338	330
Series 2019-KF60, Class B, 7.79%, 2/25/2026 (a) (k)	617	599
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (k)	7,609	6,985
Series 2016-KF24, Class B, 10.44%, 10/25/2026 (a) (k)	63	61
Series 2019-KF72, Class B, 7.54%, 11/25/2026 (a) (k)	2,706	2,573
Series 2020-KF74, Class B, 7.59%, 1/25/2027 (a) (k)	742	714
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (k)	9,625	8,359
Series 2017-KF33, Class B, 7.99%, 6/25/2027 (a) (k)	3,885	3,649
Series 2017-KF40, Class B, 8.14%, 11/25/2027 (a) (k)	124	116
Series 2018-KHG1, Class C, 3.82%, 12/25/2027 (a) (k)	26,000	23,167
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	8,931
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	129,257	325
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	52
Series 2018-KW06, Class B, 4.25%, 6/25/2028 (a) (k)	6,326	5,821
Series 21K-F116, Class CS, 11.73%, 6/25/2028 (a) (k)	24,789	24,710
Series 2018-KF50, Class B, 7.34%, 7/25/2028 (a) (k)	145	138
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (k)	11,071	9,286
Series 2018-KF56, Class B, 7.89%, 11/25/2028 (a) (k)	274	252
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (a) (k)	16,320	14,922
Series 2019-KF57, Class B, 7.69%, 1/25/2029 (a) (k)	1,017	961
Series 2019-KBF3, Class C, 10.19%, 1/25/2029 (a) (k)	6,699	6,276
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 ‡ (a) (k)	3,600	3,140
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,607
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	172,945	609
Series 2019-KG01, Class B, 4.16%, 4/25/2029 (a) (k)	3,000	2,567
Series 2019-KF61, Class B, 7.64%, 4/25/2029 (a) (k)	2,197	1,988
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	254,197	824
Series 2019-KW09, Class B, 4.01%, 5/25/2029 (a) (k)	15,670	13,886
Series 2019-KF63, Class B, 7.79%, 5/25/2029 (a) (k)	4,133	3,666
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	14,090
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	76
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	37,520	146
Series 2019-KC05, Class B, 4.18%, 7/25/2029 (a) (k)	16,737	14,314
Series 2019-KF65, Class B, 7.84%, 7/25/2029 (a) (k)	3,777	3,404
Series 2019-KF66, Class B, 7.84%, 7/25/2029 (a) (k)	1,084	1,010
Series 2019-KF67, Class B, 7.69%, 8/25/2029 (a) (k)	2,877	2,712
Series 2019-KF67, Class C, 11.44%, 8/25/2029 (a) (k)	8,630	7,332
Series 2019-KF70, Class B, 7.74%, 9/25/2029 (a) (k)	920	861

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KF71, Class B, 7.74%, 10/25/2029 (a) (k)	3,429	3,173
Series 2019-KF73, Class B, 7.89%, 11/25/2029 (a) (k)	6,526	6,113
Series 2020-KF75, Class B, 7.69%, 12/25/2029 (a) (k)	1,860	1,711
Series 2020-KF76, Class B, 8.19%, 1/25/2030 (a) (k)	1,402	1,320
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	7,546
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	147,356	360
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	58
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (k)	1,000	843
Series 2022-KF132, Class CS, 11.73%, 2/25/2032 (a) (k)	34,156	28,709
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	11,012	6,724
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	125,524	472
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	14,882	59
Series 2023-KF149, Class CS, 11.48%, 12/25/2032 (a) (k)	9,497	9,749
Series 2018-K158, Class B, 4.27%, 10/25/2033 (a) (k)	1,750	1,471
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	532
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	288,508	1,808
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,355	848
Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (k)	69	67
Series 2017-K728, Class C, 3.72%, 11/25/2050 (a) (k)	105	104
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	20,503
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	470,341	1,252
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	335
Series 2019-K92, Class D, PO, 5/25/2052 (a)	16,000	10,329
Series 2020-K105, Class D, PO, 3/25/2053 (a)	33,000	18,708
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	357,886	1,440
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	81,000	358
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	9,400	8,820
Series 2018-C1, Class BK43, 2.70%, 2/27/2048 (a) (k)	12,434	11,930
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (k)	8,153	4
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (k)	6,474	5,561
Series 2015-104, IO, 0.09%, 5/16/2055 (k)	6,854	24
Series 2017-76, IO, 0.77%, 12/16/2056 (k)	5,262	230
Series 2023-127, IO, 0.42%, 7/16/2057 (k)	466,968	8,197
Series 2017-70, IO, 0.38%, 2/16/2059 (k)	4,370	91
Series 2017-105, IO, 0.52%, 5/16/2059 (k)	15,078	472
Series 2023-108, IO, 0.69%, 8/16/2059 (k)	227,436	8,580
Series 2017-171, IO, 0.65%, 9/16/2059 (k)	2,181	88
Series 2018-57, IO, 0.41%, 10/16/2059 (k)	56,180	1,796
Series 2018-4, IO, 0.57%, 10/16/2059 (k)	4,126	145
Series 2018-9, IO, 0.44%, 1/16/2060 (k)	76,413	2,331
Series 2019-67, IO, 0.91%, 2/16/2060 (k)	8,218	455
Series 2018-106, IO, 0.65%, 4/16/2060 (k)	6,683	327
Series 2019-109, IO, 0.80%, 4/16/2060 (k)	29,707	1,633
Series 2018-119, IO, 0.68%, 5/16/2060 (k)	7,783	421
Series 2018-98, IO, 0.45%, 8/16/2060 (k)	36,369	1,169
Series 2019-9, IO, 0.89%, 8/16/2060 (k)	12,381	663

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-184, IO, 0.91%, 11/16/2060 (k)	9,237	591
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (k)	15,622	684
Series 2019-32, IO, 0.60%, 5/16/2061 (k)	49,817	2,346
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (k)	53,298	2,043
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (k)	4,462	221
Series 2021-147, IO, 0.99%, 6/16/2061 (k)	30,611	2,197
Series 2021-123, Class SA, IF, IO, 3.63%, 6/16/2061 (k)	46,045	1,603
Series 2019-155, IO, 0.53%, 7/16/2061 (k)	103,920	4,011
Series 2021-218, IO, 0.96%, 10/16/2061 (k)	15,519	1,105
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (k)	75,181	4,090
Series 2020-28, IO, 0.82%, 11/16/2061 (k)	17,652	987
Series 2020-56, IO, 0.97%, 11/16/2061 (k)	46,898	2,940
Series 2020-124, IO, 0.99%, 12/16/2061 (k)	8,731	552
Series 2019-130, IO, 0.68%, 1/16/2062 (k)	8,724	436
Series 2019-144, IO, 0.79%, 1/16/2062 (k)	14,108	799
Series 2020-40, IO, 0.88%, 1/16/2062 (k)	40,153	2,357
Series 2020-14, IO, 0.59%, 2/16/2062 (k)	91,765	3,845
Series 2020-27, IO, 0.69%, 3/16/2062 (k)	25,766	1,237
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (k)	48,230	2,902
Series 2020-10, IO, 0.58%, 4/16/2062 (k)	33,965	1,394
Series 2020-23, IO, 0.66%, 4/16/2062 (k)	95,264	4,430
Series 2020-70, IO, 0.76%, 4/16/2062 (k)	48,502	2,644
Series 2020-38, IO, 0.82%, 4/16/2062 (k)	47,675	2,738
Series 2020-54, IO, 0.92%, 4/16/2062 (k)	163,142	10,129
Series 2020-120, IO, 0.77%, 5/16/2062 (k)	8,223	479
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (k)	41,017	2,785
Series 2020-72, IO, 1.04%, 5/16/2062 (k)	108,824	7,387
Series 2020-50, IO, 0.49%, 6/16/2062 (k)	45,569	1,823
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (k)	71,764	4,367
Series 2020-108, IO, 0.85%, 6/16/2062 (k)	33,579	1,927
Series 2020-147, IO, 0.91%, 6/16/2062 (k)	170,918	11,081
Series 2020-194, IO, 1.08%, 6/16/2062 (k)	12,921	921
Series 2020-169, IO, 0.85%, 7/16/2062 (k)	358,858	22,277
Series 2020-64, IO, 1.20%, 7/16/2062 (k)	32,390	2,666
Series 2020-161, IO, 1.05%, 8/16/2062 (k)	20,663	1,451
Series 2020-111, IO, 0.88%, 9/15/2062 (k)	16,924	1,006
Series 2020-158, IO, 0.78%, 9/16/2062 (k)	54,141	3,095
Series 2021-88, IO, 0.79%, 9/16/2062 (k)	273,752	15,999
Series 2020-114, IO, 0.80%, 9/16/2062 (k)	75,473	4,264
Series 2021-3, IO, 0.87%, 9/16/2062 (k)	200,890	12,705
Series 2020-192, IO, 0.95%, 9/16/2062 (k)	62,775	4,229
Series 2020-6, IO, 0.70%, 10/16/2062 (k)	13,057	743
Series 2021-33, IO, 0.84%, 10/16/2062 (k)	181,435	11,407
Series 2021-102, IO, 0.85%, 10/16/2062 (k)	26,217	1,565
Series 2021-71, IO, 0.87%, 10/16/2062 (k)	167,920	10,722
Series 2020-128, IO, 0.91%, 10/16/2062 (k)	56,977	3,722
Series 2021-80, IO, 0.90%, 12/16/2062 (k)	63,300	4,280
Series 2020-150, IO, 0.96%, 12/16/2062 (k)	83,596	5,360

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-48, Class HT, IF, IO, 1.36%, 12/16/2062 (k)	85,073	2,144
Series 2021-40, IO, 0.82%, 2/16/2063 (k)	48,543	2,957
Series 2021-120, IO, 0.99%, 2/16/2063 (k)	52,327	3,750
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (k)	105,617	5,540
Series 2020-145, IO, 0.73%, 3/16/2063 (k)	34,889	1,839
Series 2021-101, IO, 0.68%, 4/16/2063 (k)	83,861	4,348
Series 2021-106, IO, 0.86%, 4/16/2063 (k)	88,123	5,784
Series 2021-151, IO, 0.92%, 4/16/2063 (k)	104,440	7,188
Series 2021-168, IO, 0.80%, 5/16/2063 (k)	142,286	8,492
Series 2021-126, IO, 0.85%, 5/16/2063 (k)	14,957	982
Series 2021-22, IO, 0.98%, 5/16/2063 (k)	53,445	3,668
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	25,342	1,803
Series 2021-170, IO, 0.99%, 5/16/2063 (k)	14,828	1,056
Series 2024-32, IO, 0.71%, 6/16/2063 (k)	131,211	5,734
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (k)	46,934	1,689
Series 2021-133, IO, 0.88%, 7/16/2063 (k)	87,659	5,849
Series 2021-181, IO, 0.97%, 7/16/2063 (k)	148,546	10,458
Series 2021-61, IO, 1.04%, 8/16/2063 (k)	41,832	3,036
Series 2023-15, Class AB, 4.00%, 8/16/2063 (k)	8,860	8,237
Series 2023-179, IO, 0.61%, 9/16/2063 (k)	252,042	10,522
Series 2021-164, IO, 0.95%, 10/16/2063 (k)	14,260	1,026
Series 2021-112, IO, 0.96%, 10/16/2063 (k)	17,915	1,288
Series 2021-148, IO, 1.06%, 10/16/2063 (k)	66,052	5,301
Series 2021-110, IO, 0.87%, 11/16/2063 (k)	2,803	185
Series 2021-180, IO, 0.91%, 11/16/2063 (k)	19,495	1,351
Series 2021-185, IO, 1.10%, 11/16/2063 (k)	38,461	3,144
Series 2021-167, IO, 0.87%, 12/16/2063 (k)	64,179	4,499
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (k)	60,957	2,687
Series 2021-224, IO, 0.78%, 4/16/2064 (k)	80,989	5,149
Series 2022-149, IO, 0.45%, 6/16/2064 (k)	48,939	2,104
Series 2022-134, IO, 0.51%, 6/16/2064 (k)	29,314	1,308
Series 2022-52, IO, 0.77%, 6/16/2064 (k)	149,760	8,122
Series 2022-141, IO, 0.78%, 6/16/2064 (k)	11,794	801
Series 2022-210, IO, 0.70%, 7/16/2064 (k)	35,408	2,168
Series 2022-199, IO, 0.76%, 7/16/2064 (k)	32,460	2,048
Series 2023-15, IO, 0.92%, 8/16/2064 (k)	32,274	2,356
Series 2023-28, IO, 0.86%, 2/16/2065 (k)	24,911	1,733
Series 2023-26, IO, 0.97%, 4/16/2065 (k)	59,311	4,143
Series 2023-126, IO, 0.88%, 7/16/2065 (k)	63,691	4,610
Series 2023-46, IO, 1.15%, 7/16/2065 (k)	20,000	1,590
Series 2024-56, IO, 1.04%, 11/16/2065 (k)	10,992	859
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	31,880	2,283
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.60%, 11/10/2045 (a) (k)	329	300
Series 2015-GC28, Class D, 4.31%, 2/10/2048 (a) (k)	2,000	1,859
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	4,056
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (k)	5,547	2,666
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	3,276

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	3,006
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	8,086
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (k)	39,035	604
Series 2020-GC45, Class XA, IO, 0.66%, 2/13/2053 (k)	73,630	2,003
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (k)	3,000	2,092
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (k)	7,000	4,348
Series 2020-GC47, Class XA, IO, 1.13%, 5/12/2053 (k)	80,533	4,195
Series 2020-GSA2, Class XA, IO, 1.71%, 12/12/2053 (a) (k)	184,288	14,444
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	11,063
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	2,054
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (k)	1,202	1,187
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	7,000	6,698
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 11.26%, 10/15/2039 (a) (k)	8,760	8,436
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	2,370
Series 2015-C31, Class B, 4.62%, 8/15/2048 (k)	2,000	1,796
Series 2015-C31, Class C, 4.62%, 8/15/2048 (k)	5,000	4,247
Series 2015-C33, Class D2, 4.14%, 12/15/2048 (a) (k)	1,000	871
Series 2015-C33, Class C, 4.64%, 12/15/2048 (k)	3,350	3,070
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (k)	1,500	1,271
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.43%, 3/15/2050 (k)	31,917	373
Series 2017-JP5, Class C, 3.75%, 3/15/2050 (k)	1,550	1,268
Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (k)	4,669	3,670
Series 2017-JP7, Class D, 4.37%, 9/15/2050 (a) (k)	367	288
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	1,500	1,479
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	4,965
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.89%, 12/15/2046 (a) (k)	2,052	1,811
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (k)	4,647	4,089
Series 2016-JP3, Class D, 3.42%, 8/15/2049 (a) (k)	8,122	5,760
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (k)	88	33
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class B, 4.33%, 6/15/2047 (k)	11,000	10,444
Series 2014-C16, Class C, 4.76%, 6/15/2047 (k)	2,300	1,982
Series 2014-C17, Class C, 4.40%, 8/15/2047 (k)	4,000	3,934
Series 2014-C17, Class D, 4.64%, 8/15/2047 (a) (k)	9,393	9,099
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (k)	2,500	1,907
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (k)	6,334	4,413
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,740
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	5,428
Series 2014-C19, Class C, 4.00%, 12/15/2047	3,000	2,879
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	5,086	4,528
Series 2015-C21, Class XA, IO, 0.83%, 3/15/2048 (k)	18,742	39
Series 2015-C21, Class B, 3.85%, 3/15/2048 (k)	4,000	3,787
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	6,966
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,000	3,143
Series 2016-C31, Class B, 3.88%, 11/15/2049 (k)	4,350	3,838

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-C31, Class C, 4.26%, 11/15/2049 (k)	1,000	840
Series 2015-C23, Class D, 4.14%, 7/15/2050 (a) (k)	1,500	1,385
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.32%, 12/15/2050 (k)	1,200	1,068
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (k)	1,000	696
Series 2016-UB11, Class C, 3.69%, 8/15/2049 (k)	2,000	1,822
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,112
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	4,915
Series 2020-HR8, Class XA, IO, 1.83%, 7/15/2053 (k)	19,399	1,644
Series 2021-L5, Class XB, IO, 0.71%, 5/15/2054 (k)	60,000	2,548
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	2,635
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	4,815
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (k)	13,685	8,848
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (k)	5,500	3,110
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	4,501
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	7,206
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	7,294
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (k)	37,272	38,919
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (k)	49,544	49,497
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (k)	70,668	70,837
Series 2023-01, Class M7, 9.32%, 11/25/2053 (a) (k)	3,491	3,611
Series 2023-01, Class M10, 11.82%, 11/25/2053 (a) (k)	8,375	9,129
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.65%, 12/18/2051 (a) (k)	8,000	6,253
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (k)	5,000	1,868
P -stlb Series 2019-STL B9.25%, 10/11/2026 ‡	7,700	7,376
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.23%, 2/13/2053 (a) (k)	81,929	4,298
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	9,238
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (k)	4,750	3,594
Series 2020-RR1, Class D, 4.06%, 2/13/2053 (a) (k)	9,750	6,571
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.69%, 5/15/2039 (a) (k)	15,540	15,555
Series 2024-DSNY, Class B, 7.04%, 5/15/2039 (a) (k)	10,267	10,263
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	13,748
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	2,000	1,796
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,593
Series 2017-C2, Class C, 4.30%, 8/15/2050 (k)	7,250	6,290
Series 2018-C11, Class XB, IO, 0.25%, 6/15/2051 (k)	100,000	1,250
Series 2018-C11, Class B, 4.71%, 6/15/2051 (k)	5,000	4,327
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	1,179	1,122
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (k)	89	80
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (k)	163	142
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (k)	1,284	1,191
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (k)	2,696	2,404

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (k)	2,591	2,459
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (k)	2,809	2,258
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (k)	1,904	1,514
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (k)	2,780	2,543
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (k)	4,723	4,502
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (k)	4,937	4,726
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (k)	90,758	3,947
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (k)	7,952	7,340
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	3,000	2,848
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	3,084
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (k)	9,230	7,726
Series 2015-C29, Class D, 4.22%, 6/15/2048 (k)	4,000	3,506
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	844
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,311
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (k)	70,000	468
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	873
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,304
Series 2019-C52, Class XA, IO, 1.59%, 8/15/2052 (k)	15,082	906
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,968
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	3,671
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,616
Series 2022-C62, Class C, 4.35%, 4/15/2055 (k)	2,500	2,003
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,815
Series 2015-NXS2, Class D, 4.27%, 7/15/2058 (k)	2,226	1,354
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (k)	5,107	4,666
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (k)	4,000	3,565
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	6,153	4,905
Series 2014-C22, Class D, 3.89%, 9/15/2057 (a) (k)	1,440	721
Total Commercial Mortgage-Backed Securities (Cost $3,035,078)		2,704,290
Asset-Backed Securities — 18.2%
ABFC Trust Series 2002-OPT1, Class M1, 6.53%, 5/25/2032 (k)	94	95
ACC, 0.00%, 6/15/2026 ‡	15,881	794
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	10,501	7,477
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	115	113
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	248	245
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,378	1,258
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,694	1,549
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,331	2,124
ACHV ABS TRUST Series 2023-2PL, Class B, 6.88%, 5/20/2030 (a)	1,174	1,176
Affirm Asset Securitization Trust
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	80

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,735	3,748
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	568	576
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,155	3,808
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	3,226	3,253
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	6,316	6,114
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	12,673
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,322
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,574
Series 2024-1, Class C, 5.63%, 1/14/2030 (a)	3,450	3,426
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	9,856	9,948
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,500	2,474
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	6,700	6,923
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	9,960	9,676
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,686
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	7,206
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,184
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	17,138
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	14,672
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	6,919
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	4,946
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	1,992
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	2,030
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	9,132
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	9,103
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	4,983	4,541
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	3,837
AREIT Trust Series 2021-CRE5, Class D, 8.09%, 11/17/2038 ‡ (a) (k)	12,500	11,850
Ares CLO Ltd. (Cayman Islands) Series 2017-43A, Class BR, 7.29%, 7/15/2034 (a) (k)	13,600	13,630
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	10,500	10,037
Series 2023-4A, Class C, 7.24%, 6/20/2029 (a)	3,530	3,624
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	4,545	4,509
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,115	2,112
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,500	2,505
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	5,380	5,292
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	2,625	2,590
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	2,450	2,414
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 7.14%, 10/20/2031 (a) (k)	4,420	4,424
Series 2020-2A, Class DR, 11.74%, 10/20/2031 (a) (k)	2,250	2,235
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 6.82%, 12/26/2031 (a) (k)	1,840	1,845
Series 2024-CAR1, Class D, 7.37%, 12/26/2031 (a) (k)	466	467
Series 2024-CAR1, Class E, 8.92%, 12/26/2031 (a) (k)	1,397	1,401
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class B, 6.80%, 8/15/2029	4,814	4,889

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	723	753
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 8.18%, 12/15/2038 (a) (k)	8,700	8,290
Series 2021-FL7, Class E, 8.83%, 12/15/2038 (a) (k)	225	212
Business Jet Securities LLC
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	1,830	1,721
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	1,204	1,168
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	15,375	15,439
Series 2024-1A, Class C, 9.13%, 5/15/2039 (a)	2,584	2,601
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 0.00%, 10/15/2031 (a) (b) (k)	2,007	2,007
Series 2018-1A, Class CR, 0.00%, 10/15/2031 (a) (b) (k)	11,688	11,688
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	579	564
Camden, 8.50%, 9/15/2031 ‡	10,216	9,786
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class BR2, 7.79%, 1/14/2032 (a) (k)	1,000	999
Series 2015-4A, Class A2RR, 7.17%, 7/20/2032 (a) (k)	6,000	6,004
Series 2015-4A, Class BRR, 7.77%, 7/20/2032 (a) (k)	8,000	7,984
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,500
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,752	2,453
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,448	3,356
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,956	2,706
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	3,500	3,409
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	3,928
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	3,842
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	5,912	4,586
Carvana Auto Receivables Trust
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	3,879	3,868
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	4,353	4,335
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (k)	5,160	4,746
Series 2022-MH1, Class A, 4.25%, 8/25/2054 (a) (j)	9,072	8,196
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (j)	147	145
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	5,145	4,990
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	5,145	5,042
CIFC Funding Ltd. (Cayman Islands) Series 2014-5A, Class BR2, 7.38%, 10/17/2031 (a) (k)	500	501
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	124	124
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	1,390	1,405
CoreVest American Finance Trust
Series 2019-1, Class E, 5.52%, 3/15/2052 (a) (k)	1,493	1,399
Series 2019-2, Class E, 5.20%, 6/15/2052 (a) (k)	5,576	4,880
Series 2019-3, Class XB, IO, 1.37%, 10/15/2052 (a) (k)	53,875	3,230
Series 2019-3, Class XA, IO, 2.01%, 10/15/2052 (a) (k)	19,369	206
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,539
Series 2019-3, Class E, 4.72%, 10/15/2052 (a) (k)	5,810	4,959

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	798
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	7,917	7,956
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	22,338
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	2,001
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	2,295	2,348
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	7,750	7,816
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	3,866	3,932
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	6,805	6,807
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	5,988	5,997
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	7,860	7,938
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 6.16%, 7/25/2034 (k)	316	316
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,435
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	14,350	14,350
Dryden CLO Ltd. (Cayman Islands) Series 2017-53A, Class C, 7.29%, 1/15/2031 (a) (k)	1,000	998
Dryden Senior Loan Fund (Cayman Islands)
Series 2016-42A, Class BR, 7.14%, 7/15/2030 (a) (k)	2,000	1,998
Series 2016-45A, Class BR, 7.29%, 10/15/2030 (a) (k)	2,000	2,001
DT Auto Owner Trust
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	1,067	1,061
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	11,700	10,958
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	645	616
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,710	1,554
Elmwood CLO Ltd.
Series 2024-3A, Class A, 6.85%, 4/18/2037 (a) (k)	18,700	18,690
Series 2021-3A, Class BR, 7.07%, 7/20/2037 (a) (k)	8,847	8,857
Series 2021-3A, Class CR, 7.52%, 7/20/2037 (a) (k)	5,420	5,413
Exeter Automobile Receivables Trust
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	11,000	10,952
Series 2023-1A, Class C, 5.82%, 2/15/2028	3,100	3,090
Series 2023-4A, Class C, 6.51%, 8/15/2028	3,520	3,550
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,845	2,667
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,379
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,008
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,251
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	19,500	18,463
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,097
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,130
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,820
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,821
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,661
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	14,224
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	12,293
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	6,615
Flagship Credit Auto Trust
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,442

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,290
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,810
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (k)	7,000	6,466
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (k)	25,000	22,205
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (k)	19,140	16,460
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (k)	15,000	14,642
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	9,435
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	834
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	3,055	2,956
FREED ABS Trust Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	7,282	7,282
FTF, 8.00%, 8/15/2024 ‡	2,779	2,251
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,308
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	10,680	10,097
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,093
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	30	29
Hertz Vehicle Financing III LLC Series 2023-4A, Class D, 9.44%, 3/25/2030 (a)	3,200	3,193
Hertz Vehicle Financing LLC
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	5,000	4,910
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	10,000	9,830
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	5,700	5,539
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	3,981
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	15,000	14,922
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	4,450	4,440
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	4,600	4,593
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	10,759
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	1,139	1,048
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	991	929
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	4,472	4,260
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	842	809
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,309	12,260
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 7.03%, 10/20/2034 (a) (b) (k)	5,300	5,300
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.77%, 4/15/2029 (a) (k)	4,933	4,933
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	5,609
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	6,483
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	5,776
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	6,444
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	5,461
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	500	4,566
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	500	5,705
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	5,863
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	4,193
Series 2022-P5, Class CERT, 12.86%, 7/15/2037 ‡ (a)	800	12,776

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	700	10,685
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	2,226	2,196
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	6,540	5,671
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	18,426	17,442
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	788
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	33,860	23,896
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	121	120
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,277	1,233
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	4,383
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,500	3,935
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	867
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	943
Series 2024-1A, Class A, 5.53%, 6/21/2032 (a)	3,050	3,047
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.88%, 6/15/2039 (a) (k)	22,600	21,575
Series 2021-FL1, Class E, 8.38%, 6/15/2039 (a) (k)	10,000	9,395
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,120	4,813
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	8,911	8,682
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	8,895	8,598
Madison Park Funding Ltd. (Cayman Islands) Series 2018-28A, Class C, 7.44%, 7/15/2030 (a) (k)	1,000	998
Magnetite Ltd.
Series 2023-39A, Class B, 7.47%, 10/25/2033 (a) (k)	4,900	4,900
Series 2020-27A, Class ER, 11.59%, 10/20/2034 (a) (k)	7,000	7,027
Series 2016-17A, Class AR2, 6.82%, 4/20/2037 (a) (k)	6,500	6,522
Series 2016-17A, Class BR2, 7.27%, 4/20/2037 (a) (k)	6,164	6,178
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	4,207	4,191
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	8,400	8,459
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	4,213
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,741
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,104
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,506
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	4,300	4,312
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,164
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	9,207	9,394
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 7.30%, 4/15/2038 (a) (k)	4,505	4,505
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class C, 7.34%, 10/18/2030 (a) (k)	2,250	2,245
Series 2018-29A, Class B1R, 7.13%, 10/19/2031 (a) (k)	6,428	6,431
New Economy Assets Phase Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,174
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	8,376	8,245
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,966	3,818
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	3,207	3,027

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	8,886	8,381
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	13,926	13,055
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,969	5,533
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	2,350	2,273
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.82%, 10/17/2030 (a) (k)	11,339	11,362
Series 2014-6A, Class BR2, 7.22%, 10/17/2030 (a) (k)	10,013	10,017
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2019-1A, Class BR, 7.17%, 10/25/2032 (a) (k)	9,332	9,339
Series 2019-1A, Class CR, 7.77%, 10/25/2032 (a) (k)	11,200	11,186
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,752
OneMain Financial Issuance Trust Series 2018-2A, Class D, 4.29%, 3/14/2033 (a)	1,500	1,474
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	485
Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	7,489	7,516
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,077	1,031
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	1,760	1,629
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,725
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	34,967	30,536
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 8.19%, 10/15/2029 (a) (k)	8,877	8,834
Series 2021-4A, Class D, 10.59%, 10/15/2029 (a) (k)	12,000	11,920
Series 2022-3A, Class BR, 7.33%, 4/15/2031 (a) (k)	8,462	8,468
Series 2022-4A, Class A2, 7.62%, 7/24/2031 (a) (k)	5,300	5,301
Series 2024-3A, Class A2, 0.00%, 8/8/2032 (a) (b) (k)	13,862	13,862
Series 2024-3A, Class B, 0.00%, 8/8/2032 (a) (b) (k)	14,500	14,500
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.57%, 5/25/2027 (a) (k)	2,000	2,027
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.48%, 7/25/2035 (j)	85	82
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (j)	3,333	3,009
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (j)	5,000	4,632
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (j)	7,143	7,091
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (j)	20,000	20,028
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (j)	14,068	12,851
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,365
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	5,000	4,708
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	3,000	2,853
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	6,960
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	8,841
PRPM LLC
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (j)	11,080	10,769
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (j)	2,749	2,604
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (k)	5,500	5,111
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (j)	5,000	4,945
RAMP Trust Series 2002-RS2, Class AI5, 4.77%, 3/25/2032 (k)	36	34
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (k)	3,560	3,566

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,287
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,409
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (j)	106	88
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	383	349
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	56	54
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	5,069	4,283
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	842
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	18,070	17,708
RSFR Series 2020-1, Class PT, 7.21%, 2/17/2025 ‡ (a) (j)	18,743	17,766
Santander Drive Auto Receivables Trust
Series 2023-3, Class C, 5.77%, 11/15/2030	1,600	1,605
Series 2022-7, Class C, 6.69%, 3/17/2031	493	501
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,955
SART
Series 2018-1, 4.76%, 6/15/2025 ‡	41	41
4.60%, 7/15/2026 ‡	930	925
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	1,376	1,366
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,229
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	4,845
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,132
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	19,846
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class D, 4.54%, 5/20/2036 (a)	348	346
Series 2019-3A, Class D, 4.18%, 8/20/2036 (a)	797	786
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	2,016	1,976
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,002	929
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	4,145	4,263
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	2,341	2,356
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	244	244
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (j)	7,500	6,661
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a) (b)	2,578	2,578
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 7.34%, 4/16/2031 (a) (k)	1,000	998
Series 2015-16A, Class B1RR, 7.02%, 10/15/2031 (a) (k)	8,224	8,224
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	1,865	1,877
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	155	154
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	497
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3,294	3,186
Series 2016-1, Class B, 3.65%, 1/7/2026	2,781	2,674
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	230
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	517
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	749	737

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-PT1, Class A, 19.99%, 9/20/2027 ‡ (a) (k)	1,639	1,375
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	1,435
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	776
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	960
Series 2021-PT2, Class A, HB, 22.19%, 11/20/2029 ‡ (a) (k)	2,826	2,342
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (k)	2,844	2,401
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (k)	1,135	952
Series 2022-PT2, Class A, 19.52%, 2/20/2030 ‡ (a) (k)	2,978	2,978
Series 2022-PT1, Class A, HB, 21.62%, 2/20/2030 ‡ (a) (k)	3,364	3,364
Series 2022-PT3, Class A, HB, 20.43%, 4/20/2030 ‡ (a) (k)	2,557	2,541
Series 2022-PT4, Class A, 19.08%, 5/20/2030 ‡ (a) (k)	2,392	2,392
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	5,265	5,170
Series 2021-3, Class C, 3.28%, 7/20/2031 (a)	6,518	6,300
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,604	6,217
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	17,436	16,485
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	3,658
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	5,463	5,050
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	1,054
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (a)	1,820	1,789
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (j)	5,558	5,432
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,997	9,373
9.46%, 7/18/2027 ‡	20,000	18,710
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (j)	6,678	6,590
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (j)	2,370	2,344
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	991	936
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	390	371
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	665	662
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	373
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	403
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	445
Series 2024-1A, Class C, 5.65%, 2/15/2029 (a)	2,688	2,676
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,817
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	2,304	2,302
Total Asset-Backed Securities (Cost $1,806,539)		1,699,793
Mortgage-Backed Securities — 12.6%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	19,200	18,626
Pool # WN2492, 4.93%, 6/1/2028	8,000	7,908
Pool # WN2493, 4.94%, 9/1/2028	5,500	5,443
Pool # WN2435, 3.99%, 7/1/2030	31,000	29,520
Pool # WN2184, 2.50%, 4/1/2032	9,600	8,076
Pool # WN2266, 3.55%, 10/1/2032	5,570	5,005

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,068
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	22,682
Pool # BS3390, 1.69%, 10/1/2031	11,371	9,278
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,755
Pool # BS4789, 2.17%, 2/1/2032	5,100	4,191
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,876
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	266	272
Pool # BJ9839, 4.38%, 4/20/2049	125	118
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	75	77
Pool # MA8882, 7.00%, 5/20/2053	180	184
Pool # MA9110, 7.50%, 8/20/2053	2,828	2,893
Pool # MA9425, 6.50%, 1/20/2054	10,652	10,822
Pool # MA9608, 7.00%, 4/20/2054	48,035	49,072
GNMA II, Other
Pool # CX7724, 7.00%, 9/20/2063	376	382
Pool # CX7728, 7.00%, 10/20/2063	322	326
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2054 (b)	390,228	387,077
TBA, 6.00%, 6/15/2054 (b)	369,000	371,259
TBA, 6.50%, 6/15/2054 (b)	197,385	200,356
TBA, 7.00%, 6/15/2054 (b)	34,000	34,676
Total Mortgage-Backed Securities (Cost $1,175,308)		1,173,942
Collateralized Mortgage Obligations — 10.5%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.85%, 5/25/2036 (k)	908	769
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	17	17
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	12	12
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	16	12
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	44	35
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	277	236
Series 2005-J14, Class A3, 5.50%, 12/25/2035	215	131
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	464	225
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (k)	5,000	5,000
10.14%, 3/25/2031 ‡ (k)	7,500	7,500
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (k)	8,000	7,351
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (k)	2,470	2,196
Series 2019-6, Class B3, 5.89%, 11/25/2059 (a) (k)	1,250	1,056
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (k)	1,550	1,307
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (k)	1,000	906
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (k)	4,700	4,300

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (k)	1,000	858
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (k)	342	325
Banc of America Funding Trust Series 2007-5, Class 4A1, 5.81%, 7/25/2037 (k)	641	421
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.79%, 8/25/2034 (k)	66	62
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (j)	71	60
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.84%, 4/25/2046 (k)	722	589
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	33	30
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	41	38
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (j)	2,574	2,581
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 9.79%, 4/25/2031 (a) (k)	7,980	8,587
Series 2019-R04, Class 2B1, 10.69%, 6/25/2039 (a) (k)	10,298	10,995
Series 2019-R05, Class 1B1, 9.54%, 7/25/2039 (a) (k)	7,990	8,372
Series 2019-R06, Class 2B1, 9.19%, 9/25/2039 (a) (k)	27,730	28,917
Series 2019-R07, Class 1B1, 8.84%, 10/25/2039 (a) (k)	32,471	33,719
Series 2019-HRP1, Class B1, 14.69%, 11/25/2039 (a) (k)	17,955	20,004
Series 2020-R02, Class 2B1, 8.44%, 1/25/2040 (a) (k)	2,834	2,921
Series 2020-R01, Class 1B1, 8.69%, 1/25/2040 (a) (k)	10,860	11,327
Series 2021-R01, Class 1B1, 8.42%, 10/25/2041 (a) (k)	2,600	2,674
Series 2021-R03, Class 1B1, 8.07%, 12/25/2041 (a) (k)	6,000	6,122
Series 2023-R01, Class 1M1, 7.72%, 12/25/2042 (a) (k)	6,952	7,155
Series 2023-R02, Class 1M2, 8.67%, 1/25/2043 (a) (k)	11,850	12,544
Series 2023-R02, Class 1B1, 10.87%, 1/25/2043 (a) (k)	7,600	8,385
Series 2023-R04, Class 1M1, 7.62%, 5/25/2043 (a) (k)	6,886	7,065
Series 2023-R04, Class 1M2, 8.87%, 5/25/2043 (a) (k)	5,000	5,361
Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (a) (k)	2,960	3,078
Series 2023-R07, Class 2M2, 8.57%, 9/25/2043 (a) (k)	1,682	1,763
Series 2024-R02, Class 1M1, 6.42%, 2/25/2044 (a) (k)	3,998	4,005
Series 2024-R02, Class 1M2, 7.12%, 2/25/2044 (a) (k)	3,160	3,185
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (k)	170	116
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (j)	61	57
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (k)	1,498	1,065
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (k)	18,138	12
Series 2021-2, Class BXS, 16.63%, 11/25/2060 (a) (k)	4,982	3,906
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 8.22%, 4/25/2042 (a) (k)	9,998	10,396
Series 2022-DNA5, Class M2, 12.07%, 6/25/2042 (a) (k)	12,000	13,628
Series 2023-DNA1, Class M1A, 7.42%, 3/25/2043 (a) (k)	1,618	1,651
Series 2023-DNA2, Class M1A, 7.42%, 4/25/2043 (a) (k)	6,243	6,377
Series 2024-DNA1, Class M2, 7.27%, 2/25/2044 (a) (k)	8,500	8,604
Series 2020-DNA4, Class B1, 11.44%, 8/25/2050 (a) (k)	8,614	9,874
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 9.14%, 12/25/2030 (a) (k)	1,000	1,057
Series 2018-DNA3, Class B1, 9.34%, 9/25/2048 (a) (k)	7,685	8,476

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-HQA2, Class B1, 9.69%, 10/25/2048 (a) (k)	3,935	4,313
Series 2019-DNA1, Class B2, 16.19%, 1/25/2049 (a) (k)	8,135	10,346
Series 2019-HQA2, Class B2, 16.69%, 4/25/2049 (a) (k)	3,500	4,331
Series 2019-DNA4, Class B2, 11.69%, 10/25/2049 (a) (k)	5,000	5,549
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 10.59%, 10/25/2029 (k)	11,000	12,010
Series 2017-DNA3, Class B1, 9.89%, 3/25/2030 (k)	10,800	11,603
Series 2017-HQA3, Class B1, 9.89%, 4/25/2030 (k)	1,000	1,077
Series 2018-HQA1, Class B1, 9.79%, 9/25/2030 (k)	34,415	37,102
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	910	35
Series 4149, IO, 3.00%, 1/15/2033	219	16
Series 4160, IO, 3.00%, 1/15/2033	673	50
Series 4212, Class MI, IO, 3.00%, 6/15/2033	940	91
Series 3145, Class GI, IF, IO, 1.16%, 4/15/2036 (k)	1,279	88
Series 4495, Class PI, IO, 4.00%, 9/15/2043	176	13
Series 4321, Class PI, IO, 4.50%, 1/15/2044	235	40
Series 4670, Class TI, IO, 4.50%, 1/15/2044	243	18
Series 4550, Class DI, IO, 4.00%, 3/15/2044	131	11
Series 4612, Class QI, IO, 3.50%, 5/15/2044	236	28
Series 4612, Class PI, IO, 3.50%, 6/15/2044	22	3
Series 4657, Class QI, IO, 4.00%, 9/15/2044	215	16
Series 4585, Class JI, IO, 4.00%, 5/15/2045	244	32
Series 4628, Class PI, IO, 4.00%, 7/15/2045	160	19
Series 4681, Class SD, IF, IO, 0.71%, 5/15/2047 (k)	365	40
Series 4694, Class SA, IF, IO, 0.66%, 6/15/2047 (k)	627	62
Series 4689, Class SD, IF, IO, 0.71%, 6/15/2047 (k)	534	59
Series 4746, Class SC, IF, IO, 0.71%, 1/15/2048 (k)	6,423	736
Series 5164, Class J, 2.50%, 5/25/2049	10,213	8,661
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,767	389
Series 4919, Class SH, IF, IO, 0.56%, 9/25/2049 (k)	9,470	746
Series 5011, Class MI, IO, 3.00%, 9/25/2050	33,025	5,403
Series 5052, Class EI, IO, 3.00%, 12/25/2050	27,125	4,588
Series 5072, Class BI, IO, 3.00%, 2/25/2051	34,052	5,782
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,842	368
Series 5143, Class Z, 2.50%, 5/25/2051	1,559	833
Series 5148, Class PI, IO, 2.50%, 10/25/2051	8,238	962
Series 5148, Class PZ, 2.50%, 10/25/2051	6,297	3,657
Series 5151, Class KZ, 2.50%, 10/25/2051	4,415	2,600
Series 5154, Class QI, IO, 2.50%, 10/25/2051	11,289	1,069
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,552	6,345
Series 5149, Class ZB, 3.00%, 10/25/2051	1,143	693
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,167
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	72	3
Series 342, Class S7, IF, IO, 0.67%, 2/15/2045 (k)	6,564	658
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 10.94%, 9/25/2029 (k)	28,544	31,610

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-C03, Class 1B1, 10.29%, 10/25/2029 (k)	7,377	8,006
Series 2017-C05, Class 1B1, 9.04%, 1/25/2030 (k)	11,760	12,326
Series 2017-C06, Class 1B1, 9.59%, 2/25/2030 (k)	7,255	7,722
Series 2017-C06, Class 2B1, 9.89%, 2/25/2030 (k)	8,015	8,651
Series 2017-C07, Class 1B1, 9.44%, 5/25/2030 (k)	5,700	6,205
Series 2018-C01, Class 1B1, 8.99%, 7/25/2030 (k)	4,870	5,234
Series 2018-C03, Class 1B1, 9.19%, 10/25/2030 (k)	16,054	17,481
Series 2018-C04, Class 2B1, 9.94%, 12/25/2030 (k)	4,250	4,646
Series 2018-C05, Class 1B1, 9.69%, 1/25/2031 (k)	3,000	3,308
Series 2018-C06, Class 1B1, 9.19%, 3/25/2031 (k)	16,560	18,052
Series 2018-C06, Class 2B1, 9.54%, 3/25/2031 (k)	2,860	3,155
Series 2021-R02, Class 2B1, 8.62%, 11/25/2041 (a) (k)	4,983	5,132
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	442	28
Series 2012-93, Class FS, IF, IO, 0.71%, 9/25/2032 (k)	1,698	109
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,403	127
Series 2003-76, Class SB, IF, IO, 1.61%, 8/25/2033 (k)	1,263	97
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	5,854	678
Series 2006-42, Class LI, IF, IO, 1.12%, 6/25/2036 (k)	1,069	90
Series 2011-79, Class SD, IF, IO, 0.46%, 8/25/2041 (k)	3,026	249
Series 2011-78, Class JS, IF, IO, 0.56%, 8/25/2041 (k)	1,423	91
Series 2012-133, Class HS, IF, IO, 0.71%, 12/25/2042 (k)	174	15
Series 2012-148, Class US, IF, 6.71%, 1/25/2043 (k)	1,016	754
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	264	36
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	272	46
Series 2016-56, Class ST, IF, IO, 0.56%, 8/25/2046 (k)	4,592	477
Series 2016-95, Class ES, IF, IO, 0.56%, 12/25/2046 (k)	1,422	155
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	285	50
Series 2017-6, Class SB, IF, IO, 0.61%, 2/25/2047 (k)	96	9
Series 2017-39, Class ST, IF, IO, 0.66%, 5/25/2047 (k)	1,146	130
Series 2017-90, Class SP, IF, IO, 0.71%, 11/25/2047 (k)	2,229	239
Series 2017-112, Class SC, IF, IO, 0.71%, 1/25/2048 (k)	2,907	314
Series 2021-86, Class T, 2.50%, 9/25/2048	17,128	14,725
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	796	161
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,437	301
Series 2019-37, Class CS, IF, IO, 0.61%, 7/25/2049 (k)	3,189	324
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	50,410	8,569
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	84,632	14,403
Series 2024-25, Class ZA, 6.00%, 9/25/2053	13,065	12,996
Series 2024-25, Class ZB, 5.50%, 3/25/2054	9,744	9,271
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	35	1
Series 421, Class C3, IO, 4.00%, 7/25/2030	172	10
G Mitt Frn, 9.38%, 7/15/2024 ‡ (a)	9,918	9,918
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (k)	10,871	9,261
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (k)	3,000	2,338
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	26	25

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2013-182, Class MS, IF, IO, 0.71%, 12/20/2043 (k)	7,411	695
Series 2015-110, Class MS, IF, IO, 0.28%, 8/20/2045 (k)	4,381	345
Series 2016-108, Class SN, IF, IO, 0.65%, 8/20/2046 (k)	10,560	1,095
Series 2016-108, Class SM, IF, IO, 0.67%, 8/20/2046 (k)	2,492	261
Series 2016-147, Class AS, IF, IO, 0.67%, 10/20/2046 (k)	4,512	482
Series 2017-36, Class SL, IF, IO, 0.77%, 3/16/2047 (k)	5,957	663
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	279	7
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	77	17
Series 2019-65, Class ST, IF, IO, 0.62%, 5/20/2049 (k)	8,683	647
Series 2019-86, Class ST, IF, IO, 0.67%, 7/20/2049 (k)	4,514	318
Series 2019-120, Class DS, IF, IO, 0.62%, 9/20/2049 (k)	8,092	774
Series 2019-132, Class SK, IF, IO, 0.62%, 10/20/2049 (k)	6,614	553
Series 2020-86, Class TS, IF, IO, 0.17%, 6/20/2050 (k)	10,199	1,028
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	154,999	21,032
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	76,744	10,133
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	19,055	2,983
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	16,437	2,583
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	53,580	8,442
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	63,268	10,043
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,776	2,891
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,899	2,992
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,891	2,794
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	19,974	3,165
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,457
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,866
Series 2015-H13, Class GI, IO, 1.54%, 4/20/2065 (k)	580	13
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	69	66
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	2,356	2,278
Grene Energy Senio, 11.00%, 1/25/2026 ‡	204	173
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (k)	157	19
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 5.06%, 9/25/2035 (k)	82	76
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.79%, 1/25/2047 (k)	5,996	5,445
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.82%, 10/25/2034 (a) (k)	12,500	13,375
Impac CMB Trust Series 2005-1, Class 1A2, 6.06%, 4/25/2035 (k)	130	120
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.91%, 9/25/2037 (k)	11,859	7,432
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (j)	1,082	1,006
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	29	28
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,015	4,936
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	23,380	23,546
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	2,750	2,785
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (j)	10,000	10,153
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (j)	2,925	2,930
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (j)	3,825	3,840
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (k)	30	17
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	22	20
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.03%, 8/25/2033 (k)	30	28

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (j)	9,557	9,464
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (j)	3,030	3,021
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (k)	14,000	12,343
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (k)	7,488	242
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (k)	18,427	814
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (k)	3,042	2,521
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (j)	6,070	6,132
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (j)	3,332	3,347
PHH GMSR Frn, 9.00%, 5/25/2025 ‡ (a)	15,000	14,944
PRET LLC Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (j)	13,396	13,322
PRPM LLC
Series 2020-4, Class A2, 8.19%, 10/25/2025 (a) (j)	7,373	7,378
Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (j)	1,813	1,805
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (j)	6,396	6,399
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (j)	6,520	6,523
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	32	30
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.07%, 9/25/2032 (a) (k)	9,000	9,675
STACR Trust Series 2018-HRP2, Class B1, 9.64%, 2/25/2047 (a) (k)	2,825	3,182
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	885
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 7.24%, 10/25/2037 (k)	1,672	1,475
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 6.29%, 5/25/2047 (k)	12,716	9,989
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (j)	1,651	1,554
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	23,575
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (k)	7,606	6,614
Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (k)	2,200	2,008
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (k)	1,990	1,756
Series 2020-2, Class A1, 3.23%, 5/25/2060 (a) (k)	25	25
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (j)	820	795
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (j)	1,088	1,080
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (j)	7,145	7,128
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (j)	6,564	6,512
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (k)	820	611
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (k)	11,387	11,072
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	54	52
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.52%, 8/25/2033 (k)	71	66
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	42	41
Series 2005-AR7, Class A3, 5.34%, 8/25/2035 (k)	46	45
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.96%, 10/25/2046 (k)	2,002	1,617
Total Collateralized Mortgage Obligations (Cost $994,199)		980,152

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 3.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (i)	3,200	2,979
7.63%, 5/29/2032 (i)	1,600	1,368
7.30%, 9/30/2033 (i)	1,100	904
8.50%, 1/31/2047 (i)	2,300	1,791
8.88%, 5/29/2050 (i)	1,700	1,373
Banque Centrale de Tunisie 5.75%, 1/30/2025 (i)	2,765	2,600
Benin Government Bond 7.96%, 2/13/2038 (a)	4,660	4,371
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,264
6.00%, 2/22/2033 (a)	753	729
6.00%, 2/22/2033 (i)	8,400	8,132
6.40%, 6/5/2049 (i)	1,600	1,493
5.88%, 1/30/2060 (a)	11,450	9,652
5.88%, 1/30/2060 (i)	13,200	11,128
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	5,400	5,041
6.13%, 9/28/2028 (a)	6,347	5,636
7.14%, 2/23/2030 (i)	19,000	16,730
7.38%, 9/28/2033 (a)	4,405	3,669
7.70%, 2/23/2038 (i)	4,700	3,717
8.25%, 9/28/2051 (a)	3,263	2,574
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,544
Gabonese Republic
6.95%, 6/16/2025 (i)	1,500	1,414
7.00%, 11/24/2031 (a)	1,143	910
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (i)	4,600	4,233
7.38%, 10/10/2047 (i)	7,600	6,617
Islamic Republic of Pakistan
8.25%, 9/30/2025 (i)	3,100	2,947
6.00%, 4/8/2026 (a)	15,085	13,647
7.38%, 4/8/2031 (a)	5,013	4,103
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,870	3,078
Kingdom of Bahrain
6.75%, 9/20/2029 (i)	1,700	1,722
5.45%, 9/16/2032 (a)	9,389	8,649
Kingdom of Morocco 6.50%, 9/8/2033 (i)	900	918
Republic of Angola
8.25%, 5/9/2028 (i)	1,900	1,791
8.00%, 11/26/2029 (a)	3,620	3,289
8.00%, 11/26/2029 (i)	11,400	10,357
8.75%, 4/14/2032 (a)	5,266	4,703
8.75%, 4/14/2032 (i)	800	714
9.13%, 11/26/2049 (i)	5,700	4,755
Republic of Armenia 3.60%, 2/2/2031 (a)	2,960	2,416
Republic of Colombia
8.00%, 4/20/2033	2,010	2,069

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.50%, 2/2/2034	1,860	1,843
8.75%, 11/14/2053	4,568	4,776
Republic of Costa Rica
6.13%, 2/19/2031 (i)	4,200	4,202
6.55%, 4/3/2034 (a)	3,300	3,374
5.63%, 4/30/2043 (i)	1,200	1,071
7.00%, 4/4/2044 (i)	1,000	1,016
7.30%, 11/13/2054 (a)	4,403	4,608
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (i)	16,537	16,096
6.13%, 6/15/2033 (i)	15,000	13,333
8.25%, 1/30/2037 (a)	1,488	1,447
Republic of El Salvador
6.38%, 1/18/2027 (i)	296	260
8.63%, 2/28/2029 (i)	4,669	4,066
0.25%, 4/17/2030 (a)	9,300	279
9.25%, 4/17/2030 (a)	9,300	8,155
7.63%, 2/1/2041 (i)	2,900	1,952
7.12%, 1/20/2050 (i)	6,900	4,369
Republic of Ghana
6.38%, 2/11/2027 (c) (i)	7,700	3,920
7.88%, 2/11/2035 (a) (c)	3,720	1,915
8.75%, 3/11/2061 (c) (i)	3,500	1,800
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,420	1,423
4.65%, 10/7/2041 (a)	1,400	1,095
Republic of Honduras 6.25%, 1/19/2027 (i)	3,000	2,870
Republic of Iraq 5.80%, 1/15/2028 (i)	7,700	7,304
Republic of Kenya
9.75%, 2/16/2031 (a)	2,066	2,064
8.00%, 5/22/2032 (i)	3,500	3,189
8.25%, 2/28/2048 (i)	2,600	2,173
Republic of Montenegro 7.25%, 3/12/2031 (a)	4,923	4,952
Republic of Namibia 5.25%, 10/29/2025 (i)	4,900	4,828
Republic of Paraguay, 6.10%, 8/11/2044 (i)	12,075	11,460
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	6,471
Republic of Senegal
6.25%, 5/23/2033 (i)	11,000	9,305
6.75%, 3/13/2048 (i)	13,100	9,547
Republic of Serbia 6.50%, 9/26/2033 (a)	2,800	2,800
Republic of South Africa
5.00%, 10/12/2046	5,100	3,430
5.75%, 9/30/2049	7,406	5,323
Republic of Turkey
9.38%, 3/14/2029	5,000	5,440
9.38%, 1/19/2033	1,741	1,940
7.63%, 5/15/2034	6,763	6,779
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	1,494	1,545

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania Government Bond 6.38%, 1/30/2034 (a)	1,574	1,569
State of Mongolia 4.45%, 7/7/2031 (a)	5,600	4,734
Sultanate of Oman Government Bond
7.38%, 10/28/2032 (a)	7,291	8,026
6.50%, 3/8/2047 (i)	600	590
6.75%, 1/17/2048 (i)	5,400	5,413
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,803	2,925
Total Foreign Government Securities (Cost $409,798)		361,704
Loan Assignments — 0.5% (h) (l)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	2,741	2,761
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	1,945	1,941
Chemicals — 0.0% ^
Venator Materials Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 1/16/2026	744	733
(3-MONTH SOFR + 10.00%), 15.43%, 10/12/2028	2,145	2,126
		2,859
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.91%, 6/30/2026 ‡	3,031	3,031
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	2,604	2,138
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026 ‡	66	40
		5,209
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.57%, 6/30/2028	1,825	1,834
Financial Services — 0.0% ^
OL SP LLC, 1st Lien Term Loan C, 4.25%, 5/15/2025	194	193
Ground Transportation — 0.1%
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.40%, 7/21/2028	3,979	3,985
Health Care Equipment & Supplies — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.43%, 11/8/2027	557	560
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028	2,766	2,782
		3,342
Health Care Providers & Services — 0.1%
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	3,635	3,654
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.16%, 2/1/2031	3,468	3,482
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024 ‡ (c)	43	4

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	1,692	1,698
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/31/2027	2,199	2,202
		3,900
Media — 0.1%
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	3,476	3,339
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 8/2/2027	1,127	1,130
		4,469
Passenger Airlines — 0.0% ^
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028 (m)	1,741	1,807
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	1,998	1,995
Software — 0.0% ^
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 11/28/2028	3,535	3,547
Specialty Retail — 0.0% ^
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (n)	12	11
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	3,315	2,993
		3,004
Total Loan Assignments (Cost $47,914)		47,986
	SHARES (000)
Common Stocks — 0.3%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,198	72
Chemicals — 0.1%
Venator Materials plc *	7	5,447
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	5	125
Windstream Holdings, Inc. ‡ *	—	7
		132
Financial Services — 0.0% ^
Mallinckrodt plc (Luxembourg) ‡ *	65	3,501
Health Care Providers & Services — 0.0% ^
Claire's Stores, Inc. ‡ *	—	2
Endo, Inc. ‡ *	102	2,903
Envision Healthcare Corp. ‡ *	1	7
		2,912
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	8
iHeartMedia, Inc., Class A *	2	2
		10

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	41	3,713
Gulfport Energy Corp. *	31	4,962
		8,675
Pharmaceuticals — 0.0% ^
Endo, Inc. ‡ * (a)	41	1,178
Specialty Retail — 0.0% ^
NMG, Inc. ‡ *	—	1
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	5,307
Total Common Stocks (Cost $16,097)		27,235
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.1% (o)
California — 0.1%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (a) (k)	9,200	9,503
Los Angeles Community College District Series 2010E, GO, 6.75%, 8/1/2049	100	114
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	252
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	278
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	90
Total California		10,237
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	160
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	248
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	147
Total Municipal Bonds (Cost $10,699)		10,792
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	9
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 7/8/2024 ($25 par value) (p)	199	3,874
Total Preferred Stocks (Cost $4,678)		3,883

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 7/8/2024 ‡ * (d) (f) (g) (Cost $258)	—	3,144
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	—	4
	SHARES (000)
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (q) (r) (Cost $318,752)	318,689	318,752
Total Investments — 110.1% (Cost $10,965,757)		10,289,736
Liabilities in Excess of Other Assets — (10.1)%		(941,257)
NET ASSETS — 100.0%		9,348,479

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CR	Custodial Receipts
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Defaulted security.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $38,028 or 0.41% of the Fund’s net assets as of May 31, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2024.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of May 31, 2024.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 6/25/2054(a)	(301,200)	(273,419)
TBA, 5.00%, 6/25/2054(a)	(193,000)	(185,797)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 6/15/2054(a)	(129,000)	(118,613)
TBA, 4.50%, 6/15/2054(a)	(89,000)	(84,172)
(Proceeds received of $663,609)		(662,001)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	290	09/19/2024	USD	31,601	2
U.S. Treasury 10 Year Ultra Note	5,588	09/19/2024	USD	627,515	(2,671)
U.S. Treasury Long Bond	22	09/19/2024	USD	2,563	(10)
U.S. Treasury Ultra Bond	53	09/19/2024	USD	6,507	(92)
U.S. Treasury 2 Year Note	6,297	09/30/2024	USD	1,283,407	1,028
U.S. Treasury 5 Year Note	15,965	09/30/2024	USD	1,691,542	2,120
					377
Short Contracts
U.S. Treasury 10 Year Note	(5,004)	09/19/2024	USD	(545,280)	(12)
U.S. Treasury 10 Year Ultra Note	(4,340)	09/19/2024	USD	(487,368)	56
U.S. Treasury Long Bond	(2,897)	09/19/2024	USD	(337,501)	692
U.S. Treasury Ultra Bond	(1,716)	09/19/2024	USD	(210,693)	2,985
U.S. Treasury 5 Year Note	(359)	09/30/2024	USD	(38,037)	(55)
					3,666
					4,043

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1	USD	1	HSBC Bank, NA	6/5/2024	— (a)
Total unrealized appreciation						— (a)
USD	1	EUR	1	HSBC Bank, NA	6/5/2024	— (a)
JPY	13,886,223	USD	90,513	HSBC Bank, NA	6/17/2024	(2,038)
Total unrealized depreciation						(2,038)
Net unrealized depreciation						(2,038)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.37	USD39,851	281	(1,186)	(905)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD31,878	266	(1,031)	(765)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD31,878	114	(879)	(765)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD15,942	34	(417)	(383)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD7,971	28	(220)	(192)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD15,935	68	(451)	(383)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD7,721	83	(268)	(185)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD44,000	298	(1,354)	(1,056)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD4,770	40	(155)	(115)
							1,212	(5,961)	(4,749)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	7.74	USD5,000	(255)	(391)	(646)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.74	USD12,500	(608)	(1,007)	(1,615)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.74	USD10,000	(433)	(860)	(1,293)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.74	USD20,000	(731)	(1,854)	(2,585)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.74	USD15,000	(486)	(1,453)	(1,939)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	9.10	USD7,500	(607)	(857)	(1,464)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD5,000	(228)	(748)	(976)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD2,500	(114)	(374)	(488)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD12,500	(344)	(2,096)	(2,440)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD12,500	(128)	(2,312)	(2,440)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD5,500	(60)	(1,013)	(1,073)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD8,017	(88)	(1,477)	(1,565)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.10	USD12,500	(54)	(2,386)	(2,440)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	17.38	USD2,500	(269)	(146)	(415)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	17.38	USD10,000	(893)	(768)	(1,661)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	17.38	USD8,000	(601)	(728)	(1,329)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	17.38	USD12,500	(1,758)	(318)	(2,076)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	17.38	USD7,500	(803)	(443)	(1,246)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	17.38	USD7,500	(807)	(439)	(1,246)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	17.38	USD5,000	(465)	(366)	(831)
							(9,732)	(20,036)	(29,768)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD 402,000	(28,128)	(3,185)	(31,313)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of May 31, 2024 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,212	(4,749)
OTC Credit default swap contracts outstanding - sell protection	(9,732)	(29,768)
Total OTC swap contracts outstanding	(8,520)	(34,517)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,447,059	$252,734	$1,699,793
Collateralized Mortgage Obligations	—	915,793	64,359	980,152
Commercial Mortgage-Backed Securities	—	2,568,226	136,064	2,704,290
Common Stocks
Broadline Retail	—	—	72	72
Chemicals	5,447	—	—	5,447
Diversified Telecommunication Services	125	—	7	132
Financial Services	—	—	3,501	3,501
Health Care Providers & Services	—	—	2,912	2,912
Media	10	—	—	10
Oil, Gas & Consumable Fuels	8,675	—	—	8,675
Pharmaceuticals	—	—	1,178	1,178
Specialty Retail	—	—	1	1
Wireless Telecommunication Services	—	—	5,307	5,307
Total Common Stocks	14,257	—	12,978	27,235
Convertible Bonds	—	—	3,144	3,144
Corporate Bonds
Aerospace & Defense	—	40,638	—	40,638
Automobile Components	—	106,920	—	106,920
Automobiles	—	943	—	943
Banks	—	69,459	—	69,459
Beverages	—	7,812	—	7,812
Biotechnology	—	7,696	—	7,696
Broadline Retail	—	23,897	—	23,897
Building Products	—	51,867	—	51,867
Capital Markets	—	13,541	—	13,541
Chemicals	—	110,916	—	110,916
Commercial Services & Supplies	—	86,600	—	86,600
Communications Equipment	—	24,988	—	24,988
Construction & Engineering	—	27,324	—	27,324
Consumer Finance	—	80,375	—	80,375
Consumer Staples Distribution & Retail	—	44,341	—	44,341
Containers & Packaging	—	96,017	—	96,017
Distributors	—	2,192	—	2,192
Diversified Consumer Services	—	11,535	—	11,535
Diversified REITs	—	16,663	—	16,663
Diversified Telecommunication Services	—	194,539	—	194,539
Electric Utilities	—	70,214	—	70,214
Electrical Equipment	—	20,423	—	20,423
Electronic Equipment, Instruments & Components	—	16,126	—	16,126
Energy Equipment & Services	—	22,467	—	22,467
Entertainment	—	35,750	—	35,750

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$26,375	$—	$26,375
Food Products	—	28,251	—	28,251
Gas Utilities	—	10,926	—	10,926
Ground Transportation	—	51,683	—	51,683
Health Care Equipment & Supplies	—	36,346	—	36,346
Health Care Providers & Services	—	119,221	—	119,221
Health Care Technology	—	7,384	—	7,384
Hotel & Resort REITs	—	15,522	—	15,522
Hotels, Restaurants & Leisure	—	128,705	—	128,705
Household Durables	—	34,644	—	34,644
Household Products	—	38,821	—	38,821
Independent Power and Renewable Electricity Producers	—	10,549	—	10,549
IT Services	—	7,052	—	7,052
Leisure Products	—	14,485	—	14,485
Machinery	—	16,678	—	16,678
Marine Transportation	—	5,590	—	5,590
Media	—	310,911	—	310,911
Metals & Mining	—	40,538	—	40,538
Mortgage Real Estate Investment Trusts (REITs)	—	73,997	—	73,997
Multi-Utilities	—	2,401	—	2,401
Oil, Gas & Consumable Fuels	—	360,721	—	360,721
Passenger Airlines	—	28,007	—	28,007
Personal Care Products	—	23,024	—	23,024
Pharmaceuticals	—	88,842	4	88,846
Real Estate Management & Development	—	1,937	—	1,937
Semiconductors & Semiconductor Equipment	—	31,023	—	31,023
Software	—	46,813	—	46,813
Specialized REITs	—	7,416	—	7,416
Specialty Retail	—	101,034	—	101,034
Technology Hardware, Storage & Peripherals	—	18,373	—	18,373
Tobacco	—	1,266	—	1,266
Trading Companies & Distributors	—	60,321	—	60,321
Transportation Infrastructure	—	4,278	—	4,278
Wireless Telecommunication Services	—	21,678	—	21,678
Total Corporate Bonds	—	2,958,055	4	2,958,059
Foreign Government Securities	—	361,704	—	361,704
Loan Assignments
Automobile Components	—	2,761	—	2,761
Beverages	—	1,941	—	1,941
Chemicals	—	2,859	—	2,859
Consumer Staples Distribution & Retail	—	—	5,209	5,209
Electronic Equipment, Instruments & Components	—	1,834	—	1,834
Financial Services	—	193	—	193
Ground Transportation	—	3,985	—	3,985
Health Care Equipment & Supplies	—	3,342	—	3,342
Health Care Providers & Services	—	3,654	—	3,654
IT Services	—	3,482	—	3,482

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Leisure Products	$—	$—	$4	$4
Machinery	—	3,900	—	3,900
Media	—	4,469	—	4,469
Passenger Airlines	—	1,807	—	1,807
Pharmaceuticals	—	1,995	—	1,995
Software	—	3,547	—	3,547
Specialty Retail	—	3,004	—	3,004
Total Loan Assignments	—	42,773	5,213	47,986
Mortgage-Backed Securities	—	1,173,942	—	1,173,942
Municipal Bonds	—	10,792	—	10,792
Preferred Stocks
Broadline Retail	—	—	9	9
Electric Utilities	3,874	—	—	3,874
Total Preferred Stocks	3,874	—	9	3,883
Warrants	—	—	4	4
Short-Term Investments
Investment Companies	318,752	—	—	318,752
Total Investments in Securities	$336,883	$9,478,344	$474,509	$10,289,736
Liabilities
TBA Short Commitment	$—	$(662,001)	$—	$(662,001)
Total Liabilities in Securities Sold Short	$—	$(662,001)	$—	$(662,001)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$— (a)	$—	$— (a)
Futures Contracts	6,883	—	—	6,883
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,038)	—	(2,038)
Futures Contracts	(2,840)	—	—	(2,840)
Swaps	—	(29,182)	—	(29,182)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,043	$(31,220)	$—	$(27,177)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$338,802	$—	$2,471	$(30)	$735	$(83,301)	$2,415	$(8,358)	$—	$252,734
Collateralized Mortgage Obligations	63,376	—	800	1	32,326	(16,529)	5,168	(20,783)	—	64,359
Commercial Mortgage-Backed Securities	75,443	—	1,669	30	13,238	(2,333)	16,906	—	31,111	136,064
Common Stocks	6,618	—	3,874	—	2,486	—	—	—	—	12,978
Convertible Bonds	2,759	—	385	—	—	—	—	—	—	3,144
Corporate Bonds	47,491	(4,481)	4,914	41	— (b)	(11,998)	—	(4,852)	(31,111)	4

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2024
Loan Assignments	$6,156	$—	$(35)	$23	$70	$(47)	$—	$(954)	$—	$5,213
Preferred Stocks	8	—	1	—	—	—	—	—	—	9
Warrants	4	—	—	—	—	—	—	—	—	4
Total	$540,657	$(4,481)	$14,079	$65	$48,855	$(114,208)	$24,489	$(34,947)	$—	$474,509

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Corporate Bonds and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $6,399.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$25,704	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	6.13% - 25.00% (11.86%)
Asset-Backed Securities	25,704
	3,144	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	3,144
	72	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Common Stocks	72
	3,035	Terms of Exchange Offer	Expected Recovery	9.35% - 100.00% (99.88%)
	2,178	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (20.98%)

Loan Assignments	5,213
Total	$34,133

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $440,376. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$201,517	$658,755	$541,508	$(25)	$13	$318,752	318,689	$1,441	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.